Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 93.3%

Security	Shares	Value
Aerospace & Defense — 0.7%
AAR Corp.(1)	2,667	$ 129,163
Aerojet Rocketdyne Holdings, Inc.(1)	5,740	225,869
AeroVironment, Inc.(1)	1,761	165,781
AerSale Corp.(1)(2)	1,234	19,399
Astronics Corp.(1)	2,153	27,838
Byrna Technologies, Inc.(1)	1,414	11,552
Cadre Holdings, Inc.	491	12,059
Ducommun, Inc.(1)	914	47,884
Kaman Corp.	2,245	97,613
Kratos Defense & Security Solutions, Inc.(1)	9,405	192,614
Maxar Technologies, Inc.	5,624	221,923
Moog, Inc., Class A	2,219	194,828
National Presto Industries, Inc.	420	32,319
Park Aerospace Corp.	1,804	23,542
Parsons Corp.(1)	1,992	77,090
Triumph Group, Inc.(1)	4,884	123,468
Vectrus, Inc.(1)	987	35,394
		$1,638,336
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	4,525	$151,361
Atlas Air Worldwide Holdings, Inc.(1)	2,258	195,023
Forward Air Corp.	2,084	203,774
Hub Group, Inc., Class A(1)	2,559	197,580
Radiant Logistics, Inc.(1)	3,434	21,875
		$769,613
Airlines — 0.3%
Allegiant Travel Co.(1)	1,188	$192,919
Frontier Group Holdings, Inc.(1)	2,730	30,931
Hawaiian Holdings, Inc.(1)	3,989	78,583
Mesa Air Group, Inc.(1)	2,494	10,974
SkyWest, Inc.(1)	3,905	112,659
Spirit Airlines, Inc.(1)	7,711	168,640
Sun Country Airlines Holdings, Inc.(1)	2,490	65,188
		$659,894
Auto Components — 1.1%
Adient PLC(1)	7,428	$302,840
American Axle & Manufacturing Holdings, Inc.(1)	8,845	68,637
Cooper-Standard Holdings, Inc.(1)	1,470	12,892
Dana, Inc.	11,400	200,298
Dorman Products, Inc.(1)	2,051	194,907
Fox Factory Holding Corp.(1)	3,304	323,627
Gentherm, Inc.(1)	2,608	190,488
Security	Shares	Value
Auto Components (continued)
Goodyear Tire & Rubber Co. (The)(1)	21,674	$ 309,721
LCI Industries	1,944	201,807
Modine Manufacturing Co.(1)	4,047	36,463
Motorcar Parts of America, Inc.(1)	1,400	24,962
Patrick Industries, Inc.	1,816	109,505
Standard Motor Products, Inc.	1,640	70,750
Stoneridge, Inc.(1)	2,174	45,132
Tenneco, Inc., Class A(1)	5,542	101,529
Visteon Corp.(1)	2,177	237,576
XL Fleet Corp.(1)	9,291	18,489
XPEL, Inc.(1)	1,474	77,547
		$2,527,170
Automobiles — 0.2%
Arcimoto, Inc.(1)(2)	2,147	$14,192
Canoo, Inc.(1)(2)	8,156	45,021
Fisker, Inc.(1)	12,446	160,553
Lordstown Motors Corp., Class A(1)	11,997	40,910
Winnebago Industries, Inc.	2,534	136,912
Workhorse Group, Inc.(1)(2)	11,961	59,805
		$457,393
Banks — 8.3%
1st Source Corp.	1,262	$58,368
Allegiance Bancshares, Inc.	1,477	65,992
Amalgamated Financial Corp.	1,217	21,869
Amerant Bancorp, Inc.	2,132	67,350
American National Bankshares, Inc.	942	35,495
Ameris Bancorp	5,215	228,834
Arrow Financial Corp.	1,193	38,677
Associated Banc-Corp.	11,494	261,603
Atlantic Union Bankshares Corp.	5,882	215,811
Banc of California, Inc.	4,366	84,526
BancFirst Corp.	1,347	112,084
Bancorp, Inc. (The)(1)	4,094	115,983
Bank First Corp.	510	36,715
Bank of Marin Bancorp	1,090	38,226
Bank of NT Butterfield & Son, Ltd. (The)	4,076	146,247
BankUnited, Inc.	6,637	291,763
Banner Corp.	2,719	159,143
Bar Harbor Bankshares	1,146	32,799
Berkshire Hills Bancorp, Inc.	3,744	108,464
Blue Ridge Bankshares, Inc.	1,360	20,631
Brookline Bancorp, Inc.	6,307	99,777
Business First Bancshares, Inc.	1,656	40,290
Byline Bancorp, Inc.	1,998	53,307

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Cadence Bank	14,025	$ 410,371
Cambridge Bancorp	500	42,500
Camden National Corp.	1,153	54,237
Capital Bancorp, Inc.	525	12,002
Capital City Bank Group, Inc.	1,232	32,476
Capstar Financial Holdings, Inc.	1,274	26,856
Carter Bankshares, Inc.(1)	1,998	34,705
Cathay General Bancorp	5,753	257,447
CBTX, Inc.	1,510	46,810
Central Pacific Financial Corp.	2,337	65,202
Citizens & Northern Corp.	1,125	27,428
City Holding Co.	1,154	90,820
Civista Bancshares, Inc.	1,318	31,764
CNB Financial Corp.	1,282	33,742
Coastal Financial Corp.(1)	740	33,855
Columbia Banking System, Inc.	6,118	197,428
Community Bank System, Inc.	4,105	287,966
Community Trust Bancorp, Inc.	1,316	54,219
ConnectOne Bancorp, Inc.	2,830	90,588
CrossFirst Bankshares, Inc.(1)	4,100	64,616
Customers Bancorp, Inc.(1)	2,287	119,244
CVB Financial Corp.	10,626	246,629
Dime Community Bancshares, Inc.	2,653	91,714
Eagle Bancorp, Inc.	2,481	141,442
Eastern Bankshares, Inc.	13,170	283,682
Enterprise Bancorp, Inc.	790	31,695
Enterprise Financial Services Corp.	2,847	134,692
Equity Bancshares, Inc., Class A	1,296	41,874
Farmers National Banc Corp.	2,422	41,319
FB Financial Corp.	2,671	118,646
Fidelity D&D Bancorp, Inc.	249	11,561
Financial Institutions, Inc.	1,360	40,977
First Bancorp, Inc. (The)	691	20,785
First Bancorp.	2,711	113,238
First BanCorp. / Puerto Rico	15,759	206,758
First Bancshares, Inc. (The)	1,589	53,486
First Bank / Hamilton	1,315	18,699
First Busey Corp.	3,985	100,980
First Commonwealth Financial Corp.	7,774	117,854
First Community Bankshares, Inc.	1,464	41,299
First Financial Bancorp	7,256	167,251
First Financial Bankshares, Inc.	10,163	448,392
First Financial Corp. / IN	891	38,562
First Foundation, Inc.	3,883	94,318
First Internet Bancorp	680	29,247
First Interstate BancSystem, Inc., Class A	6,799	249,999
First Merchants Corp.	4,445	184,912
Security	Shares	Value
Banks (continued)
First Mid Bancshares, Inc.	1,248	$ 48,036
First of Long Island Corp. (The)	2,051	39,912
Five Star Bancorp	963	27,253
Flushing Financial Corp.	2,270	50,735
Fulton Financial Corp.	12,466	207,185
German American Bancorp, Inc.	2,058	78,183
Glacier Bancorp, Inc.	8,510	427,883
Great Southern Bancorp, Inc.	796	46,972
Guaranty Bancshares, Inc.	732	25,620
Hancock Whitney Corp.	6,785	353,838
Hanmi Financial Corp.	2,358	58,030
HarborOne Bancorp, Inc.	3,960	55,519
HBT Financial, Inc.	782	14,217
Heartland Financial USA, Inc.	3,161	151,191
Heritage Commerce Corp.	4,704	52,920
Heritage Financial Corp.	2,776	69,567
Hilltop Holdings, Inc.	4,785	140,679
Home BancShares, Inc.	11,961	270,319
HomeStreet, Inc.	1,583	75,003
HomeTrust Bancshares, Inc.	1,190	35,141
Hope Bancorp, Inc.	9,119	146,634
Horizon Bancorp	3,678	68,668
Independent Bank Corp.	3,592	293,430
Independent Bank Corp. / MI	1,901	41,822
Independent Bank Group, Inc.	2,952	210,064
International Bancshares Corp.	4,217	178,000
Investors Bancorp, Inc.	17,941	267,859
Lakeland Bancorp, Inc.	4,784	79,893
Lakeland Financial Corp.	1,974	144,102
Live Oak Bancshares, Inc.	2,492	126,818
Macatawa Bank Corp.	2,061	18,570
Mercantile Bank Corp.	1,185	41,973
Meta Financial Group, Inc.	2,280	125,218
Metrocity Bankshares, Inc.	1,365	32,050
Metropolitan Bank Holding Corp.(1)	758	77,142
Mid Penn Bancorp, Inc.	1,112	29,813
Midland States Bancorp, Inc.	1,739	50,188
MidWestOne Financial Group, Inc.	980	32,438
MVB Financial Corp.	740	30,710
National Bank Holdings Corp., Class A	2,394	96,430
NBT Bancorp, Inc.	3,309	119,554
Nicolet Bankshares, Inc.(1)	962	90,014
Northrim BanCorp, Inc.	525	22,874
Northwest Bancshares, Inc.	9,836	132,884
OceanFirst Financial Corp.	4,703	94,530
OFG Bancorp	3,897	103,816
Old National Bancorp	23,086	378,149

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Old Second Bancorp, Inc.	2,274	$ 32,996
Origin Bancorp, Inc.	1,666	70,455
Orrstown Financial Services, Inc.	900	20,637
Pacific Premier Bancorp, Inc.	7,352	259,893
Park National Corp.	1,166	153,189
Peapack-Gladstone Financial Corp.	1,387	48,198
Peoples Bancorp, Inc.	1,946	60,929
Peoples Financial Services Corp.	676	34,124
Preferred Bank / Los Angeles	1,081	80,091
Premier Financial Corp.	2,799	84,894
Primis Financial Corp.	1,573	21,991
QCR Holdings, Inc.	1,290	73,001
RBB Bancorp	1,147	26,943
Red River Bancshares, Inc.	422	22,328
Renasant Corp.	4,333	144,939
Republic Bancorp, Inc., Class A	737	33,121
Republic First Bancorp, Inc.(1)	4,071	21,006
S&T Bancorp, Inc.	3,252	96,194
Sandy Spring Bancorp, Inc.	3,460	155,423
Seacoast Banking Corp. of Florida	4,279	149,851
ServisFirst Bancshares, Inc.	3,828	364,770
Sierra Bancorp	1,243	31,050
Silvergate Capital Corp., Class A(1)	2,146	323,123
Simmons First National Corp., Class A	8,799	230,710
SmartFinancial, Inc.	1,098	28,087
South Plains Financial, Inc.	868	23,071
Southern First Bancshares, Inc.(1)	613	31,165
Southside Bancshares, Inc.	2,444	99,789
SouthState Corp.	6,007	490,111
Spirit of Texas Bancshares, Inc.	1,176	30,905
Stock Yards Bancorp, Inc.	1,847	97,706
Summit Financial Group, Inc.	955	24,438
Texas Capital Bancshares, Inc.(1)	3,977	227,922
Third Coast Bancshares, Inc.(1)	273	6,306
Tompkins Financial Corp.	1,120	87,662
TowneBank	5,446	163,053
TriCo Bancshares	2,280	91,268
TriState Capital Holdings, Inc.(1)	2,329	77,393
Triumph Bancorp, Inc.(1)	1,845	173,467
Trustmark Corp.	4,949	150,400
UMB Financial Corp.	3,434	333,647
United Bankshares, Inc.	10,340	360,659
United Community Banks, Inc.	8,055	280,314
Univest Financial Corp.	2,262	60,531
Valley National Bancorp	31,413	408,997
Veritex Holdings, Inc.	3,730	142,374
Washington Trust Bancorp, Inc.	1,312	68,880
Security	Shares	Value
Banks (continued)
WesBanco, Inc.	4,866	$ 167,196
West BanCorp, Inc.	1,387	37,740
Westamerica BanCorp.	2,125	128,562
		$ 19,011,586
Beverages — 0.4%
Celsius Holdings, Inc.(1)	4,135	$ 228,169
Coca-Cola Consolidated, Inc.	363	180,357
Duckhorn Portfolio, Inc. (The)(1)	2,773	50,441
MGP Ingredients, Inc.	1,083	92,694
National Beverage Corp.	1,978	86,043
Primo Water Corp.	12,333	175,745
Zevia PBC, Class A(1)	786	3,592
		$817,041
Biotechnology — 6.4%
2seventy bio, Inc.(1)	1,765	$30,111
4D Molecular Therapeutics, Inc.(1)	2,159	32,644
89bio, Inc.(1)	560	2,111
ACADIA Pharmaceuticals, Inc.(1)	9,384	227,281
Acumen Pharmaceuticals, Inc.(1)	2,205	8,622
Adagio Therapeutics, Inc.(1)	4,566	20,821
Adicet Bio, Inc.(1)	1,640	32,751
Adverum Biotechnologies, Inc.(1)	7,403	9,698
Aeglea BioTherapeutics, Inc.(1)	3,710	8,533
Aerovate Therapeutics, Inc.(1)	772	14,151
Affimed NV(1)	9,178	40,108
Agenus, Inc.(1)	15,457	38,024
Agios Pharmaceuticals, Inc.(1)	4,200	122,262
Akebia Therapeutics, Inc.(1)	11,500	8,256
Akero Therapeutics, Inc.(1)	2,016	28,607
Akouos, Inc.(1)(2)	1,992	9,462
Alaunos Therapeutics, Inc.(1)	18,832	12,286
Albireo Pharma, Inc.(1)	1,419	42,329
Aldeyra Therapeutics, Inc.(1)	3,805	16,913
Alector, Inc.(1)	4,559	64,966
Aligos Therapeutics, Inc.(1)	1,471	3,163
Alkermes PLC(1)	12,578	330,927
Allakos, Inc.(1)	2,740	15,618
Allogene Therapeutics, Inc.(1)	5,332	48,575
Allovir, Inc.(1)	2,408	16,254
Alpine Immune Sciences, Inc.(1)	911	8,172
Altimmune, Inc.(1)	3,098	18,867
ALX Oncology Holdings, Inc.(1)	1,419	23,981
Amicus Therapeutics, Inc.(1)	20,619	195,262
AnaptysBio, Inc.(1)	1,512	37,407

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Anavex Life Sciences Corp.(1)	4,866	$ 59,900
Anika Therapeutics, Inc.(1)	1,202	30,182
Annexon, Inc.(1)	2,169	5,921
Apellis Pharmaceuticals, Inc.(1)	6,090	309,433
Applied Molecular Transport, Inc.(1)	1,806	13,581
Applied Therapeutics, Inc.(1)	1,179	2,488
AquaBounty Technologies, Inc.(1)	4,115	7,695
Arbutus Biopharma Corp.(1)	6,124	18,250
Arcellx, Inc.(1)	705	9,884
Arcturus Therapeutics Holdings, Inc.(1)	1,638	44,161
Arcus Biosciences, Inc.(1)	3,592	113,364
Arcutis Biotherapeutics, Inc.(1)	1,880	36,209
Ardelyx, Inc.(1)	6,633	7,097
Arrowhead Pharmaceuticals, Inc.(1)	7,925	364,471
Atara Biotherapeutics, Inc.(1)	6,782	63,005
Athenex, Inc.(1)	5,991	4,970
Athersys, Inc.(1)	15,321	9,277
Atossa Therapeutics, Inc.(1)	9,173	11,466
Atreca, Inc., Class A(1)	2,420	7,671
Aura Biosciences, Inc.(1)	421	9,262
Avalo Therapeutics, Inc.(1)	1,893	1,372
Avid Bioservices, Inc.(1)	4,695	95,637
Avidity Biosciences, Inc.(1)	2,887	53,323
Avita Medical, Inc.(1)	1,872	15,875
Avrobio, Inc.(1)	2,729	3,602
Beam Therapeutics, Inc.(1)	3,956	226,679
Beyondspring, Inc.(1)	1,774	3,903
BioAtla, Inc.(1)	1,190	5,950
BioCryst Pharmaceuticals, Inc.(1)	13,940	226,664
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,351	515,898
Biomea Fusion, Inc.(1)(2)	1,677	7,479
Bioxcel Therapeutics, Inc.(1)	1,350	28,229
Black Diamond Therapeutics, Inc.(1)	1,541	4,269
Bluebird Bio, Inc.(1)(2)	5,296	25,686
Blueprint Medicines Corp.(1)	4,576	292,315
Bolt Biotherapeutics, Inc.(1)	1,754	4,806
Bridgebio Pharma, Inc.(1)(2)	8,200	83,230
Brooklyn ImmunoTherapeutics, Inc.(1)	1,867	3,827
C4 Therapeutics, Inc.(1)	2,962	71,858
Cardiff Oncology, Inc.(1)	2,835	7,031
CareDx, Inc.(1)	3,924	145,149
Caribou Biosciences, Inc.(1)	3,945	36,215
Catalyst Pharmaceuticals, Inc.(1)	7,603	63,029
Celcuity, Inc.(1)	625	5,844
Celldex Therapeutics, Inc.(1)	3,525	120,062
CEL-SCI Corp.(1)	2,865	11,259
Century Therapeutics, Inc.(1)	905	11,394
Security	Shares	Value
Biotechnology (continued)
Cerevel Therapeutics Holdings, Inc.(1)	3,073	$ 107,586
ChemoCentryx, Inc.(1)	4,033	101,107
Chimerix, Inc.(1)	4,840	22,167
Chinook Therapeutics, Inc.(1)	3,020	49,407
Clene, Inc.(1)	1,794	7,068
Clovis Oncology, Inc.(1)	7,887	15,932
Codiak Biosciences, Inc.(1)	1,231	7,718
Cogent Biosciences, Inc.(1)	2,913	21,818
Coherus Biosciences, Inc.(1)	5,115	66,035
Cortexyme, Inc.(1)	1,564	9,681
Crinetics Pharmaceuticals, Inc.(1)	3,562	78,186
Cue Biopharma, Inc.(1)	2,450	11,956
Cullinan Oncology, Inc.(1)	1,984	20,773
Curis, Inc.(1)	6,790	16,160
Cyteir Therapeutics, Inc.(1)	641	2,417
Cytokinetics, Inc.(1)	6,145	226,197
CytomX Therapeutics, Inc.(1)	5,010	13,377
Day One Biopharmaceuticals, Inc.(1)(2)	1,764	17,499
Deciphera Pharmaceuticals, Inc.(1)	3,305	30,637
Denali Therapeutics, Inc.(1)	7,134	229,501
DermTech, Inc.(1)	1,859	27,290
Design Therapeutics, Inc.(1)	2,055	33,188
Dynavax Technologies Corp.(1)	8,264	89,582
Dyne Therapeutics, Inc.(1)	2,355	22,702
Eagle Pharmaceuticals, Inc.(1)	867	42,908
Editas Medicine, Inc.(1)	5,352	101,795
Eiger BioPharmaceuticals, Inc.(1)	2,068	17,164
Eliem Therapeutics, Inc.(1)	541	4,539
Emergent BioSolutions, Inc.(1)	3,841	157,711
Enanta Pharmaceuticals, Inc.(1)	1,477	105,133
Entrada Therapeutics, Inc.(1)	708	6,648
Epizyme, Inc.(1)	7,880	9,062
Erasca, Inc.(1)	4,957	42,630
Evelo Biosciences, Inc.(1)	2,381	8,072
Exagen, Inc.(1)	849	6,818
Fate Therapeutics, Inc.(1)	6,294	244,018
FibroGen, Inc.(1)	7,057	84,825
Finch Therapeutics Group, Inc.(1)	593	2,983
Foghorn Therapeutics, Inc.(1)	1,534	23,363
Forma Therapeutics Holdings, Inc.(1)	2,458	22,859
Forte Biosciences, Inc.(1)	885	1,292
Fortress Biotech, Inc.(1)(2)	5,129	6,975
Frequency Therapeutics, Inc.(1)	2,140	4,537
G1 Therapeutics, Inc.(1)(2)	2,920	22,192
Gemini Therapeutics, Inc.(1)	1,718	2,388
Generation Bio Co.(1)	3,277	24,053
Geron Corp.(1)	24,481	33,294

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Global Blood Therapeutics, Inc.(1)(2)	4,693	$ 162,566
Gossamer Bio, Inc.(1)	4,379	38,010
Graphite Bio, Inc.(1)	1,246	6,355
Greenwich Lifesciences, Inc.(1)	316	6,200
Gritstone bio, Inc.(1)	3,302	13,604
GT Biopharma, Inc.(1)	1,870	5,386
Halozyme Therapeutics, Inc.(1)	10,701	426,756
Harpoon Therapeutics, Inc.(1)(2)	1,102	5,477
Heron Therapeutics, Inc.(1)	7,128	40,772
Homology Medicines, Inc.(1)	3,003	9,129
Hookipa Pharma, Inc.(1)	859	1,959
Humanigen, Inc.(1)	3,517	10,586
iBio, Inc.(1)	15,089	6,461
Icosavax, Inc.(1)	1,875	13,200
Ideaya Biosciences, Inc.(1)	2,556	28,602
IGM Biosciences, Inc.(1)	627	16,760
Imago Biosciences, Inc.(1)	1,556	29,984
Immuneering Corp., Class A(1)(2)	634	4,102
Immunic, Inc.(1)	1,216	13,741
ImmunityBio, Inc.(1)	5,244	29,419
ImmunoGen, Inc.(1)	15,644	74,465
Immunovant, Inc.(1)	3,141	17,307
Impel Neuropharma, Inc.(1)	422	2,688
Infinity Pharmaceuticals, Inc.(1)	6,863	7,824
Inhibrx, Inc.(1)	2,189	48,771
Inovio Pharmaceuticals, Inc.(1)(2)	16,212	58,201
Inozyme Pharma, Inc.(1)	692	2,830
Insmed, Inc.(1)	9,219	216,647
Instil Bio, Inc.(1)	4,179	44,924
Intellia Therapeutics, Inc.(1)	5,380	390,965
Intercept Pharmaceuticals, Inc.(1)	2,290	37,258
Ironwood Pharmaceuticals, Inc.(1)	11,391	143,299
iTeos Therapeutics, Inc.(1)	1,605	51,649
IVERIC bio, Inc.(1)	8,892	149,652
Janux Therapeutics, Inc.(1)	1,014	14,541
Jounce Therapeutics, Inc.(1)	2,585	17,552
KalVista Pharmaceuticals, Inc.(1)	1,550	22,847
Karuna Therapeutics, Inc.(1)	1,741	220,741
Karyopharm Therapeutics, Inc.(1)	6,194	45,650
Keros Therapeutics, Inc.(1)	1,092	59,383
Kezar Life Sciences, Inc.(1)	2,937	48,813
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	22,643
Kinnate Biopharma, Inc.(1)	1,973	22,216
Kodiak Sciences, Inc.(1)	2,568	19,825
Kronos Bio, Inc.(1)	3,044	22,008
Krystal Biotech, Inc.(1)	1,560	103,802
Kura Oncology, Inc.(1)	5,246	84,356
Security	Shares	Value
Biotechnology (continued)
Kymera Therapeutics, Inc.(1)	2,634	$ 111,471
Lexicon Pharmaceuticals, Inc.(1)	5,367	11,217
Ligand Pharmaceuticals, Inc.(1)	1,219	137,125
Lineage Cell Therapeutics, Inc.(1)(2)	9,508	14,642
Lyell Immunopharma, Inc.(1)	11,504	58,095
MacroGenics, Inc.(1)	4,499	39,636
Madrigal Pharmaceuticals, Inc.(1)	890	87,327
Magenta Therapeutics, Inc.(1)	1,719	4,985
MannKind Corp.(1)	18,965	69,791
MEI Pharma, Inc.(1)	7,667	4,619
MeiraGTx Holdings PLC(1)	2,356	32,631
Mersana Therapeutics, Inc.(1)	5,400	21,546
MiMedx Group, Inc.(1)	8,710	41,024
MiNK Therapeutics, Inc.(1)	150	338
Mirum Pharmaceuticals, Inc.(1)	225	4,955
Molecular Templates, Inc.(1)	2,142	7,390
Monte Rosa Therapeutics, Inc.(1)	2,241	31,419
Morphic Holding, Inc.(1)	1,626	65,284
Mustang Bio, Inc.(1)(2)	4,255	4,298
Myriad Genetics, Inc.(1)	6,066	152,863
Neoleukin Therapeutics, Inc.(1)	2,623	4,931
NexImmune, Inc.(1)	1,353	5,696
Nkarta, Inc.(1)	1,106	12,586
Nurix Therapeutics, Inc.(1)	2,456	34,409
Nuvalent, Inc., Class A(1)	821	11,404
Ocugen, Inc.(1)	14,478	47,777
Olema Pharmaceuticals, Inc.(1)	1,931	8,226
Omega Therapeutics, Inc.(1)	1,717	10,714
Oncocyte Corp.(1)(2)	5,296	7,891
Oncorus, Inc.(1)(2)	1,601	2,850
Oncternal Therapeutics, Inc.(1)	3,470	4,823
OPKO Health, Inc.(1)	32,353	111,294
Organogenesis Holdings, Inc.(1)	5,386	41,041
ORIC Pharmaceuticals, Inc.(1)	2,339	12,490
Outlook Therapeutics, Inc.(1)(2)	6,867	12,223
Oyster Point Pharma, Inc.(1)	485	5,645
Passage Bio, Inc.(1)	2,908	9,015
PMV Pharmaceuticals, Inc.(1)	2,057	42,827
Portage Biotech, Inc.(1)	283	1,859
Poseida Therapeutics, Inc.(1)	2,693	12,065
Praxis Precision Medicines, Inc.(1)	2,483	25,351
Precigen, Inc.(1)	7,437	15,692
Precision BioSciences, Inc.(1)	4,034	12,425
Prelude Therapeutics, Inc.(1)(2)	769	5,306
Prometheus Biosciences, Inc.(1)	2,316	87,452
Protagonist Therapeutics, Inc.(1)	3,501	82,904
Prothena Corp. PLC(1)	2,702	98,812

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(1)	5,446	$ 203,190
Puma Biotechnology, Inc.(1)	2,522	7,263
Pyxis Oncology, Inc.(1)	822	3,321
Radius Health, Inc.(1)	3,845	33,951
Rallybio Corp.(1)	550	3,839
Rapt Therapeutics, Inc.(1)	1,664	36,591
Recursion Pharmaceuticals, Inc., Class A(1)	8,908	63,781
REGENXBIO, Inc.(1)	2,991	99,271
Relay Therapeutics, Inc.(1)	5,408	161,861
Reneo Pharmaceuticals, Inc.(1)	494	1,452
Replimune Group, Inc.(1)	2,280	38,714
REVOLUTION Medicines, Inc.(1)	4,657	118,800
Rhythm Pharmaceuticals, Inc.(1)	3,454	39,790
Rigel Pharmaceuticals, Inc.(1)	14,810	44,282
Rocket Pharmaceuticals, Inc.(1)	3,009	47,723
Rubius Therapeutics, Inc.(1)	3,535	19,478
Sana Biotechnology, Inc.(1)	6,618	54,665
Sangamo Therapeutics, Inc.(1)	9,803	56,955
Scholar Rock Holding Corp.(1)	2,162	27,868
Selecta Biosciences, Inc.(1)	5,991	7,369
Sensei Biotherapeutics, Inc.(1)	1,602	3,701
Sera Prognostics, Inc., Class A(1)	365	1,383
Seres Therapeutics, Inc.(1)	5,457	38,854
Sesen Bio, Inc.(1)	13,404	8,079
Shattuck Labs, Inc.(1)	2,086	8,886
Sigilon Therapeutics, Inc.(1)	628	923
Silverback Therapeutics, Inc.(1)	1,032	3,622
Solid Biosciences, Inc.(1)	4,720	5,664
Sorrento Therapeutics, Inc.(1)	23,089	53,797
Spectrum Pharmaceuticals, Inc.(1)	12,291	15,855
Spero Therapeutics, Inc.(1)	1,713	14,903
SpringWorks Therapeutics, Inc.(1)	2,289	129,191
Spruce Biosciences, Inc.(1)	584	1,174
SQZ Biotechnologies Co.(1)	1,785	8,586
Stoke Therapeutics, Inc.(1)	1,497	31,512
Summit Therapeutics, Inc.(1)(2)	1,762	4,317
Surface Oncology, Inc.(1)	2,609	7,670
Sutro Biopharma, Inc.(1)	3,400	27,948
Syndax Pharmaceuticals, Inc.(1)	3,525	61,265
Syros Pharmaceuticals, Inc.(1)	3,667	4,364
Talaris Therapeutics, Inc.(1)	1,647	16,207
Taysha Gene Therapies, Inc.(1)(2)	1,745	11,377
TCR2 Therapeutics, Inc.(1)	2,165	5,975
Tenaya Therapeutics, Inc.(1)	2,217	26,116
TG Therapeutics, Inc.(1)	9,827	93,455
Tonix Pharmaceuticals Holding Corp.(1)	25,614	5,896
Travere Therapeutics, Inc.(1)	4,501	115,991
Security	Shares	Value
Biotechnology (continued)
Trevena, Inc.(1)	12,822	$ 7,051
Turning Point Therapeutics, Inc.(1)	3,605	96,794
Twist Bioscience Corp.(1)	4,293	211,988
Tyra Biosciences, Inc.(1)	940	10,058
UroGen Pharma, Ltd.(1)(2)	1,653	14,398
Vanda Pharmaceuticals, Inc.(1)	4,281	48,418
Vaxart, Inc.(1)(2)	9,366	47,205
Vaxcyte, Inc.(1)	3,117	75,276
VBI Vaccines, Inc.(1)	14,103	23,411
Vera Therapeutics, Inc.(1)	1,061	24,923
Veracyte, Inc.(1)	5,172	142,592
Verastem, Inc.(1)	14,449	20,373
Vericel Corp.(1)	3,645	139,312
Verve Therapeutics, Inc.(1)	2,827	64,512
Vigil Neuroscience, Inc.(1)	500	3,515
Viking Therapeutics, Inc.(1)	5,553	16,659
Vincerx Pharma, Inc.(1)	1,000	4,000
Vir Biotechnology, Inc.(1)	4,713	121,218
Viracta Therapeutics, Inc.(1)	2,843	13,533
VistaGen Therapeutics, Inc.(1)	15,000	18,600
Vor BioPharma, Inc.(1)	1,483	8,957
Werewolf Therapeutics, Inc.(1)	2,041	8,980
XBiotech, Inc.	1,143	9,876
Xencor, Inc.(1)	4,334	115,631
Xilio Therapeutics, Inc.(1)	573	4,051
XOMA Corp.(1)	537	15,025
Y-mAbs Therapeutics, Inc.(1)(2)	2,645	31,423
Zentalis Pharmaceuticals, Inc.(1)	2,752	126,977
		$14,520,198
Building Products — 1.2%
AAON, Inc.	3,340	$186,138
American Woodmark Corp.(1)	1,377	67,404
Apogee Enterprises, Inc.	1,940	92,072
Caesarstone, Ltd.	1,950	20,514
Cornerstone Building Brands, Inc.(1)	4,293	104,406
CSW Industrials, Inc.	1,163	136,757
Gibraltar Industries, Inc.(1)	2,573	110,510
Griffon Corp.	3,669	73,490
Insteel Industries, Inc.	1,366	50,528
JELD-WEN Holding, Inc.(1)	7,072	143,420
Masonite International Corp.(1)	1,850	164,539
PGT Innovations, Inc.(1)	4,639	83,409
Quanex Building Products Corp.	2,627	55,141
Resideo Technologies, Inc.(1)	11,338	270,185
Simpson Manufacturing Co., Inc.	3,417	372,590
UFP Industries, Inc.	4,722	364,350

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
View, Inc.(1)(2)	10,783	$ 19,841
Zurn Water Solutions Corp.	9,407	333,008
		$ 2,648,302
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,606	$ 181,246
Assetmark Financial Holdings(1)	1,445	32,151
Associated Capital Group, Inc., Class A	224	9,388
B. Riley Financial, Inc.	1,590	111,236
BGC Partners, Inc., Class A	24,450	107,580
Blucora, Inc.(1)	3,770	73,703
Brightsphere Investment Group, Inc.	2,506	60,770
Cohen & Steers, Inc.	1,907	163,792
Cowen, Inc., Class A	2,148	58,211
Diamond Hill Investment Group, Inc.	250	46,825
Donnelley Financial Solutions, Inc.(1)	2,310	76,831
Federated Hermes, Inc., Class B	7,409	252,351
Focus Financial Partners, Inc., Class A(1)	5,043	230,667
GAMCO Investors, Inc., Class A	342	7,562
GCM Grosvenor, Inc., Class A	3,365	32,674
Greenhill & Co., Inc.	1,309	20,250
Hamilton Lane, Inc., Class A	2,688	207,755
Houlihan Lokey, Inc.	4,017	352,693
Moelis & Co., Class A	4,797	225,219
Open Lending Corp., Class A(1)	8,176	154,608
Oppenheimer Holdings, Inc., Class A	724	31,552
Piper Sandler Cos.	1,341	176,006
PJT Partners, Inc., Class A	1,843	116,330
Pzena Investment Management, Inc., Class A	1,231	9,873
Sculptor Capital Management, Inc.(1)	1,486	20,700
StepStone Group, Inc., Class A	3,542	117,099
StoneX Group, Inc.(1)	1,391	103,254
Value Line, Inc.	91	6,097
Virtus Investment Partners, Inc.	560	134,394
WisdomTree Investments, Inc.(2)	11,656	68,421
		$3,189,238
Chemicals — 1.9%
AdvanSix, Inc.	2,111	$107,851
American Vanguard Corp.	2,506	50,922
Amyris, Inc.(1)	13,112	57,168
Aspen Aerogels, Inc.(1)	1,806	62,271
Avient Corp.	7,139	342,672
Balchem Corp.	2,529	345,714
Cabot Corp.	4,401	301,072
Chase Corp.	627	54,493
Security	Shares	Value
Chemicals (continued)
Danimer Scientific, Inc.(1)(2)	7,000	$ 41,020
Ecovyst, Inc.	4,026	46,541
Ferro Corp.(1)	6,659	144,767
FutureFuel Corp.	1,874	18,234
GCP Applied Technologies, Inc.(1)	5,199	163,353
Hawkins, Inc.	1,498	68,758
HB Fuller Co.	4,089	270,160
Ingevity Corp.(1)	3,156	202,205
Innospec, Inc.	1,881	174,086
Intrepid Potash, Inc.(1)	831	68,258
Koppers Holdings, Inc.	1,571	43,234
Kronos Worldwide, Inc.	1,877	29,131
Livent Corp.(1)	12,423	323,868
Marrone Bio Innovations, Inc.(1)	4,928	5,322
Minerals Technologies, Inc.	2,636	174,371
Orion Engineered Carbons S.A.	4,752	75,889
PureCycle Technologies, Inc.(1)(2)	4,127	33,016
Quaker Houghton	1,058	182,833
Rayonier Advanced Materials, Inc.(1)	5,330	35,018
Sensient Technologies Corp.	3,317	278,462
Stepan Co.	1,690	166,989
Tredegar Corp.	2,145	25,719
Trinseo PLC	3,113	149,175
Tronox Holdings PLC, Class A	8,787	173,895
Valhi, Inc.	189	5,540
Zymergen, Inc.(1)	6,197	17,909
		$4,239,916
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	5,284	$243,275
ACCO Brands Corp.	7,737	61,896
Aris Water Solution, Inc.	1,504	27,373
Brady Corp., Class A	3,699	171,153
BrightView Holdings, Inc.(1)	3,485	47,431
Brink's Co. (The)	3,816	259,488
Casella Waste Systems, Inc., Class A(1)	3,858	338,154
CECO Environmental Corp.(1)	2,281	12,523
Cimpress PLC(1)	1,294	82,286
CompX International, Inc.	124	2,917
CoreCivic, Inc.(1)	9,406	105,065
Deluxe Corp.	3,303	99,883
Ennis, Inc.	2,271	41,945
GEO Group, Inc. (The)(1)(2)	9,238	61,063
Harsco Corp.(1)	6,141	75,166
Healthcare Services Group, Inc.	6,075	112,813
Heritage-Crystal Clean, Inc.(1)	1,244	36,835
HNI Corp.	3,365	124,673

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Interface, Inc.	4,493	$ 60,970
KAR Auction Services, Inc.(1)	9,114	164,508
Kimball International, Inc., Class B	3,203	27,065
Matthews International Corp., Class A	2,426	78,505
MillerKnoll, Inc.	5,702	197,061
Montrose Environmental Group, Inc.(1)	2,024	107,130
NL Industries, Inc.	532	3,825
Pitney Bowes, Inc.	14,661	76,237
SP Plus Corp.(1)	1,895	59,427
Steelcase, Inc., Class A	7,018	83,865
Team, Inc.(1)	2,411	5,328
Tetra Tech, Inc.	4,210	694,397
UniFirst Corp.	1,183	218,003
US Ecology, Inc.(1)	2,470	118,264
Viad Corp.(1)	1,592	56,739
VSE Corp.	830	38,255
		$3,893,518
Communications Equipment — 0.7%
ADTRAN, Inc.	4,115	$75,922
Aviat Networks, Inc.(1)	756	23,262
CalAmp Corp.(1)	3,105	22,697
Calix, Inc.(1)	4,281	183,698
Cambium Networks Corp.(1)	659	15,579
Casa Systems, Inc.(1)	2,241	10,129
Clearfield, Inc.(1)	881	57,459
Comtech Telecommunications Corp.	2,055	32,243
Digi International, Inc.(1)	2,313	49,776
DZS, Inc.(1)	1,018	14,120
EMCORE Corp.(1)	2,864	10,597
Extreme Networks, Inc.(1)	9,679	118,181
Harmonic, Inc.(1)	7,210	66,981
Infinera Corp.(1)	13,753	119,238
Inseego Corp.(1)	6,022	24,389
KVH Industries, Inc.(1)	1,491	13,568
NETGEAR, Inc.(1)	2,438	60,170
NetScout Systems, Inc.(1)	5,503	176,536
Plantronics, Inc.(1)	3,236	127,498
Ribbon Communications, Inc.(1)	5,864	18,120
Viavi Solutions, Inc.(1)	17,839	286,851
		$1,507,014
Construction & Engineering — 1.5%
Ameresco, Inc., Class A(1)	2,423	$192,629
API Group Corp.(1)	15,597	328,005
Arcosa, Inc.	3,800	217,550
Security	Shares	Value
Construction & Engineering (continued)
Argan, Inc.	1,319	$ 53,538
Comfort Systems USA, Inc.	2,796	248,872
Concrete Pumping Holdings, Inc.(1)(2)	2,145	14,372
Construction Partners, Inc., Class A(1)	3,089	80,870
Dycom Industries, Inc.(1)	2,344	223,289
EMCOR Group, Inc.	4,167	469,329
Fluor Corp.(1)	11,138	319,549
Granite Construction, Inc.	3,588	117,686
Great Lakes Dredge & Dock Corp.(1)	5,123	71,876
IES Holdings, Inc.(1)	610	24,522
Infrastructure and Energy Alternatives, Inc.(1)	1,639	19,422
INNOVATE Corp.(1)(2)	3,868	14,273
Matrix Service Co.(1)	2,252	18,511
MYR Group, Inc.(1)	1,295	121,782
Northwest Pipe Co.(1)	837	21,302
NV5 Global, Inc.(1)	1,020	135,966
Primoris Services Corp.	4,194	99,901
Sterling Construction Co., Inc.(1)	2,268	60,782
Tutor Perini Corp.(1)	3,186	34,409
WillScot Mobile Mini Holdings Corp.(1)	16,359	640,128
		$3,528,563
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	9,325	$289,635
United States Lime & Minerals, Inc.	156	18,102
		$307,737
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$23,098
Curo Group Holdings Corp.	1,544	20,149
Encore Capital Group, Inc.(1)	1,916	120,191
Enova International, Inc.(1)	2,903	110,227
EZCORP, Inc., Class A(1)	4,319	26,087
FirstCash Holdings, Inc.	3,044	214,115
Green Dot Corp., Class A(1)	4,100	112,668
LendingClub Corp.(1)	7,566	119,392
LendingTree, Inc.(1)	911	109,019
Navient Corp.	11,728	199,845
Nelnet, Inc., Class A	1,312	111,507
Oportun Financial Corp.(1)	1,717	24,656
PRA Group, Inc.(1)	3,343	150,702
PROG Holdings, Inc.(1)	4,385	126,157
Regional Management Corp.	671	32,591
World Acceptance Corp.(1)(2)	366	70,213
		$1,570,617

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.3%
Greif, Inc., Class A	2,023	$ 131,616
Greif, Inc., Class B	446	28,437
Myers Industries, Inc.	3,117	67,327
O-I Glass, Inc.(1)	12,390	163,300
Pactiv Evergreen, Inc.	3,313	33,329
Ranpak Holdings Corp.(1)	2,883	58,900
TriMas Corp.	3,443	110,486
		$ 593,395
Distributors — 0.0%(3)
Funko, Inc., Class A(1)	1,732	$29,877
Greenlane Holdings, Inc., Class A(1)	547	306
		$30,183
Diversified Consumer Services — 0.6%
2U, Inc.(1)	5,625	$74,700
Adtalem Global Education, Inc.(1)	3,796	112,779
American Public Education, Inc.(1)	1,323	28,101
Carriage Services, Inc.	1,188	63,356
Coursera, Inc.(1)	5,644	130,038
European Wax Center, Inc., Class A(1)	779	23,027
Graham Holdings Co., Class B	304	185,887
Houghton Mifflin Harcourt Co.(1)	9,969	209,449
Laureate Education, Inc., Class A	7,612	90,202
OneSpaWorld Holdings, Ltd.(1)	4,007	40,871
Perdoceo Education Corp.(1)	5,930	68,076
PowerSchool Holdings, Inc., Class A(1)	3,319	54,797
Regis Corp.(1)	2,003	4,246
StoneMor, Inc.(1)	2,522	6,582
Strategic Education, Inc.	1,912	126,919
Stride, Inc.(1)	3,159	114,766
Udemy, Inc.(1)	1,074	13,382
Vivint Smart Home, Inc.(1)	7,248	48,997
WW International, Inc.(1)	4,129	42,240
		$1,438,415
Diversified Financial Services — 0.1%
Alerus Financial Corp.	1,321	$36,512
A-Mark Precious Metals, Inc.	684	52,901
Banco Latinoamericano de Comercio Exterior S.A.	2,614	40,726
Cannae Holdings, Inc.(1)	6,497	155,408
		$285,547
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	926	$53,615
ATN International, Inc.	967	38,564
Security	Shares	Value
Diversified Telecommunication Services (continued)
Bandwidth, Inc., Class A(1)	1,790	$ 57,978
Cogent Communications Holdings, Inc.	3,270	216,964
Consolidated Communications Holdings, Inc.(1)	5,584	32,946
EchoStar Corp., Class A(1)	2,885	70,221
Globalstar, Inc.(1)	47,604	69,978
IDT Corp., Class B(1)	1,125	38,351
Iridium Communications, Inc.(1)	9,057	365,178
Liberty Latin America, Ltd., Class A(1)	3,362	32,611
Liberty Latin America, Ltd., Class C(1)	11,849	113,632
Ooma, Inc.(1)	1,488	22,305
Radius Global Infrastructure, Inc., Class A(1)	5,581	79,697
Telesat Corp.(1)	553	9,125
		$1,201,165
Electric Utilities — 0.6%
ALLETE, Inc.	4,025	$269,594
MGE Energy, Inc.	2,857	227,960
Otter Tail Corp.	3,227	201,688
PNM Resources, Inc.	6,714	320,056
Portland General Electric Co.	7,059	389,304
Via Renewables, Inc.	1,012	8,339
		$1,416,941
Electrical Equipment — 0.9%
Advent Technologies Holdings, Inc.(1)	1,339	$3,106
Allied Motion Technologies, Inc.	952	28,408
American Superconductor Corp.(1)	2,255	17,161
Array Technologies, Inc.(1)	10,015	112,869
Atkore, Inc.(1)	3,535	347,985
AZZ, Inc.	2,055	99,133
Babcock & Wilcox Enterprises, Inc.(1)	4,352	35,512
Beam Global(1)	689	14,090
Blink Charging Co.(1)(2)	2,863	75,755
Bloom Energy Corp., Class A(1)	10,919	263,694
Encore Wire Corp.	1,578	180,002
EnerSys	3,215	239,743
Eos Energy Enterprises, Inc.(1)(2)	3,294	13,769
FTC Solar, Inc.(1)	3,174	15,648
FuelCell Energy, Inc.(1)(2)	28,578	164,609
GrafTech International, Ltd.	15,608	150,149
Powell Industries, Inc.	811	15,750
Preformed Line Products Co.	222	14,079
Romeo Power, Inc.(1)	9,655	14,386
Stem, Inc.(1)	8,813	97,031
Thermon Group Holdings, Inc.(1)	2,669	43,238
TPI Composites, Inc.(1)	2,801	39,382

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Vicor Corp.(1)	1,651	$ 116,478
		$ 2,101,977
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.(1)	1,442	$ 27,412
Advanced Energy Industries, Inc.	2,950	253,936
Aeva Technologies, Inc.(1)	8,168	35,367
Akoustis Technologies, Inc.(1)(2)	4,010	26,065
Arlo Technologies, Inc.(1)	6,268	55,534
Badger Meter, Inc.	2,290	228,336
Belden, Inc.	3,469	192,183
Benchmark Electronics, Inc.	2,968	74,319
CTS Corp.	2,503	88,456
Daktronics, Inc.(1)	2,960	11,366
ePlus, Inc.(1)	2,086	116,941
Fabrinet(1)	2,899	304,772
FARO Technologies, Inc.(1)	1,514	78,607
Identiv, Inc.(1)	1,620	26,195
II-VI, Inc.(1)(2)	8,179	592,896
Insight Enterprises, Inc.(1)	2,644	283,754
Iteris, Inc.(1)	3,527	10,510
Itron, Inc.(1)	3,579	188,542
Kimball Electronics, Inc.(1)	2,097	41,919
Knowles Corp.(1)	7,204	155,102
Luna Innovations, Inc.(1)	2,558	19,722
Methode Electronics, Inc.	2,986	129,145
MicroVision, Inc.(1)	12,416	57,983
Napco Security Technologies, Inc.(1)	2,090	42,887
nLight, Inc.(1)	3,335	57,829
Novanta, Inc.(1)	2,760	392,720
OSI Systems, Inc.(1)	1,328	113,039
Ouster, Inc.(1)	9,965	44,843
PAR Technology Corp.(1)	1,860	75,032
PC Connection, Inc.	941	49,299
Plexus Corp.(1)	2,220	181,618
Rogers Corp.(1)	1,467	398,584
Sanmina Corp.(1)	5,037	203,596
ScanSource, Inc.(1)	2,089	72,676
TTM Technologies, Inc.(1)	8,062	119,479
Velodyne Lidar, Inc.(1)	5,543	14,190
Vishay Intertechnology, Inc.	10,456	204,938
Vishay Precision Group, Inc.(1)	1,011	32,504
		$5,002,296
Energy Equipment & Services — 1.1%
Archrock, Inc.	11,297	$104,271
Security	Shares	Value
Energy Equipment & Services (continued)
Bristow Group, Inc.(1)	1,813	$ 67,226
Cactus, Inc., Class A	4,280	242,847
ChampionX Corp.(1)	15,905	389,354
DMC Global, Inc.(1)	1,457	44,439
Dril-Quip, Inc.(1)	2,927	109,323
Expro Group Holdings NV(1)	3,593	63,884
Helix Energy Solutions Group, Inc.(1)	12,468	59,597
Helmerich & Payne, Inc.	7,987	341,684
Liberty Oilfield Services, Inc., Class A(1)	6,846	101,458
Nabors Industries, Ltd.(1)	552	84,301
National Energy Services Reunited Corp.(1)(2)	2,911	24,452
Newpark Resources, Inc.(1)	7,671	28,076
NexTier Oilfield Solutions, Inc.(1)	13,416	123,964
Oceaneering International, Inc.(1)	7,810	118,400
Oil States International, Inc.(1)	5,061	35,174
Patterson-UTI Energy, Inc.	14,898	230,621
ProPetro Holding Corp.(1)	6,820	95,003
RPC, Inc.(1)	5,124	54,673
Select Energy Services, Inc., Class A(1)	5,076	43,501
Solaris Oilfield Infrastructure, Inc., Class A	2,541	28,688
TETRA Technologies, Inc.(1)	9,623	39,551
Tidewater, Inc.(1)	3,229	70,198
US Silica Holdings, Inc.(1)	5,760	107,482
		$2,608,167
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)(2)	40,288	$992,696
Chicken Soup for the Soul Entertainment, Inc.(1)	902	7,207
Cinemark Holdings, Inc.(1)	8,475	146,448
CuriosityStream, Inc.(1)	2,040	5,916
Eros STX Global Corp.(1)(2)	1,250	3,488
IMAX Corp.(1)	3,908	73,978
Liberty Braves Group, Series A(1)	713	20,520
Liberty Braves Group, Series C(1)	3,012	84,065
Lions Gate Entertainment Corp., Class A(1)	4,567	74,214
Lions Gate Entertainment Corp., Class B(1)	9,036	135,811
LiveXLive Media, Inc.(1)	4,111	3,355
Madison Square Garden Entertainment Corp.(1)	2,038	169,786
Marcus Corp. (The)(1)(2)	1,876	33,205
		$1,750,689
Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	6,900	$149,523
Agree Realty Corp.	5,457	362,126
Alexander & Baldwin, Inc.	5,556	128,844
Alexander's, Inc.	184	47,146

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Assets Trust, Inc.	3,916	$ 148,377
Apartment Investment and Management Co., Class A(1)	11,681	85,505
Apple Hospitality REIT, Inc.	16,468	295,930
Armada Hoffler Properties, Inc.	4,892	71,423
Ashford Hospitality Trust, Inc.(1)	858	8,752
Braemar Hotels & Resorts, Inc.	3,489	21,562
Brandywine Realty Trust	13,308	188,175
Broadstone Net Lease, Inc.	12,287	267,611
BRT Apartments Corp.	682	16,348
CareTrust REIT, Inc.	7,568	146,062
CatchMark Timber Trust, Inc., Class A	4,393	36,023
Centerspace	1,104	108,324
Chatham Lodging Trust(1)	3,800	52,402
City Office REIT, Inc.	3,686	65,095
Clipper Realty, Inc.	1,313	11,909
Community Healthcare Trust, Inc.	1,862	78,595
Corporate Office Properties Trust	8,859	252,836
CTO Realty Growth, Inc.(2)	466	30,905
DiamondRock Hospitality Co.(1)	16,248	164,105
DigitalBridge Group, Inc.(1)	37,494	269,957
Diversified Healthcare Trust	18,611	59,555
Easterly Government Properties, Inc.	6,683	141,279
EastGroup Properties, Inc.	3,161	642,568
Empire State Realty Trust, Inc., Class A	11,214	110,121
Equity Commonwealth(1)	8,440	238,092
Essential Properties Realty Trust, Inc.	9,181	232,279
Farmland Partners, Inc.	2,123	29,191
Four Corners Property Trust, Inc.	5,983	161,780
Franklin Street Properties Corp.	9,022	53,230
Getty Realty Corp.	3,183	91,097
Gladstone Commercial Corp.	2,560	56,371
Gladstone Land Corp.	2,444	89,010
Global Medical REIT, Inc.	4,446	72,559
Global Net Lease, Inc.	8,143	128,089
Healthcare Realty Trust, Inc.	11,320	311,074
Hersha Hospitality Trust(1)	3,227	29,301
Independence Realty Trust, Inc.	17,141	453,208
Indus Realty Trust, Inc.(2)	445	32,525
Industrial Logistics Properties Trust	4,982	112,942
Innovative Industrial Properties, Inc.	1,855	381,017
iStar, Inc.	5,550	129,925
Kite Realty Group Trust	16,779	382,058
LTC Properties, Inc.	3,163	121,681
LXP Industrial Trust	21,605	339,198
Macerich Co. (The)	16,397	256,449
National Health Investors, Inc.	3,431	202,463
National Storage Affiliates Trust	6,350	398,526
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Necessity Retail REIT, Inc. (The)	9,434	$ 74,623
NETSTREIT Corp.	3,112	69,833
NexPoint Residential Trust, Inc.	1,745	157,591
Office Properties Income Trust	3,755	96,616
One Liberty Properties, Inc.	1,306	40,212
Outfront Media, Inc.	11,413	324,472
Paramount Group, Inc.	14,640	159,722
Pebblebrook Hotel Trust	10,195	249,574
Phillips Edison & Co., Inc.(2)	8,851	304,386
Physicians Realty Trust	16,980	297,829
Piedmont Office Realty Trust, Inc., Class A	9,509	163,745
Plymouth Industrial REIT, Inc.	2,417	65,501
Postal Realty Trust, Inc., Class A	945	15,895
PotlatchDeltic Corp.	5,063	266,972
Preferred Apartment Communities, Inc., Class A	3,903	97,341
PS Business Parks, Inc.	1,575	264,726
Retail Opportunity Investments Corp.	9,412	182,499
Retail Value, Inc.	1,452	4,443
RLJ Lodging Trust	12,682	178,563
RPT Realty	6,804	93,691
Ryman Hospitality Properties, Inc.(1)	4,218	391,304
Sabra Health Care REIT, Inc.	17,853	265,831
Safehold, Inc.	1,606	89,053
Saul Centers, Inc.	978	51,541
Seritage Growth Properties, Class A(1)	2,944	37,271
Service Properties Trust	12,870	113,642
SITE Centers Corp.	13,589	227,072
STAG Industrial, Inc.	13,897	574,641
Summit Hotel Properties, Inc.(1)	7,954	79,222
Sunstone Hotel Investors, Inc.(1)	16,856	198,564
Tanger Factory Outlet Centers, Inc.	7,847	134,890
Terreno Realty Corp.	5,701	422,159
UMH Properties, Inc.	3,128	76,918
Uniti Group, Inc.	15,252	209,868
Universal Health Realty Income Trust	1,113	64,966
Urban Edge Properties	8,878	169,570
Urstadt Biddle Properties, Inc., Class A	2,599	48,887
Veris Residential, Inc.(1)	6,888	119,782
Washington Real Estate Investment Trust	6,640	169,320
Whitestone REIT	3,231	42,811
Xenia Hotels & Resorts, Inc.(1)	9,217	177,796
		$15,036,465
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	2,432	$122,232
BJ's Wholesale Club Holdings, Inc.(1)	10,704	723,697
Chefs' Warehouse, Inc. (The)(1)	2,573	83,880

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
HF Foods Group, Inc.(1)	3,141	$ 20,919
Ingles Markets, Inc., Class A	1,077	95,907
MedAvail Holdings, Inc.(1)	919	892
Natural Grocers by Vitamin Cottage, Inc.	875	17,150
Performance Food Group Co.(1)	11,843	602,927
PriceSmart, Inc.	1,850	145,910
Rite Aid Corp.(1)(2)	4,628	40,495
SpartanNash Co.	2,800	92,372
Sprouts Farmers Market, Inc.(1)	8,798	281,360
United Natural Foods, Inc.(1)	4,376	180,948
Village Super Market, Inc., Class A	640	15,680
Weis Markets, Inc.	1,290	92,132
		$2,516,501
Food Products — 1.0%
AppHarvest, Inc.(1)(2)	5,348	$28,745
B&G Foods, Inc.	5,023	135,520
Calavo Growers, Inc.	1,424	51,905
Cal-Maine Foods, Inc.	3,155	174,219
Fresh Del Monte Produce, Inc.	2,749	71,227
Hostess Brands, Inc.(1)	10,500	230,370
J&J Snack Foods Corp.	1,156	179,296
John B. Sanfilippo & Son, Inc.	716	59,743
Laird Superfood, Inc.(1)	261	942
Lancaster Colony Corp.	1,489	222,084
Landec Corp.(1)	2,282	26,425
Limoneira Co.	1,228	18,027
Mission Produce, Inc.(1)	2,908	36,786
Sanderson Farms, Inc.	1,593	298,672
Seneca Foods Corp., Class A(1)	594	30,615
Simply Good Foods Co. (The)(1)	6,676	253,354
Sovos Brands, Inc.(1)	1,988	28,190
Tattooed Chef, Inc.(1)	3,667	46,131
Tootsie Roll Industries, Inc.	1,257	43,931
TreeHouse Foods, Inc.(1)	4,077	131,524
Utz Brands, Inc.(2)	4,623	68,328
Vita Coco Co., Inc. (The)(1)	852	7,634
Vital Farms, Inc.(1)	1,946	24,053
Whole Earth Brands, Inc.(1)	2,930	20,979
		$2,188,700
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A(2)	4,831	$364,451
Chesapeake Utilities Corp.	1,388	191,211
New Jersey Resources Corp.	7,408	339,731
Northwest Natural Holding Co.	2,394	123,818
Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.	4,136	$ 364,961
South Jersey Industries, Inc.	8,079	279,129
Southwest Gas Holdings, Inc.	5,146	402,880
Spire, Inc.	3,887	278,931
		$ 2,345,112
Health Care Equipment & Supplies — 3.2%
Accelerate Diagnostics, Inc.(1)	2,287	$ 3,293
Accuray, Inc.(1)	6,420	21,250
Acutus Medical, Inc.(1)	838	1,165
Alphatec Holdings, Inc.(1)	5,397	62,065
AngioDynamics, Inc.(1)	2,837	61,109
Apyx Medical Corp.(1)	2,938	19,185
Artivion, Inc.(1)	3,149	67,326
Asensus Surgical, Inc.(1)	18,346	11,499
Aspira Women's Health, Inc.(1)	6,816	7,089
AtriCure, Inc.(1)	3,557	233,588
Atrion Corp.	107	76,291
Avanos Medical, Inc.(1)	3,690	123,615
AxoGen, Inc.(1)	3,047	24,193
Axonics, Inc.(1)	3,513	219,914
BioLife Solutions, Inc.(1)	803	18,252
Bioventus, Inc., Class A(1)	2,087	29,427
Butterfly Network, Inc.(1)	9,650	45,934
Cardiovascular Systems, Inc.(1)	3,081	69,631
Cerus Corp.(1)	13,159	72,243
ClearPoint Neuro, Inc.(1)	1,475	15,355
CONMED Corp.	2,277	338,248
CryoPort, Inc.(1)	3,246	113,318
Cue Health, Inc.(1)	1,127	7,269
Cutera, Inc.(1)	1,488	102,672
CVRx, Inc.(1)	623	3,732
CytoSorbents Corp.(1)	3,468	11,063
DarioHealth Corp.(1)	1,057	6,173
Eargo, Inc.(1)	1,514	8,009
Glaukos Corp.(1)	3,577	206,822
Haemonetics Corp.(1)	3,956	250,098
Heska Corp.(1)	751	103,848
Inari Medical, Inc.(1)	2,665	241,556
Inogen, Inc.(1)	1,598	51,807
Integer Holdings Corp.(1)	2,576	207,548
Intersect ENT, Inc.(1)	2,690	75,347
Invacare Corp.(1)	2,498	3,522
iRadimed Corp.	490	21,972
iRhythm Technologies, Inc.(1)	2,350	370,054
Lantheus Holdings, Inc.(1)	5,359	296,406
LeMaitre Vascular, Inc.	1,477	68,636

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova PLC(1)	4,172	$ 341,395
Lucid Diagnostics, Inc.(1)	390	1,310
Meridian Bioscience, Inc.(1)	3,556	92,314
Merit Medical Systems, Inc.(1)	4,025	267,743
Mesa Laboratories, Inc.	404	102,971
Natus Medical, Inc.(1)	2,645	69,511
Neogen Corp.(1)	8,253	254,522
Neuronetics, Inc.(1)	1,958	5,933
NeuroPace, Inc.(1)	546	4,483
Nevro Corp.(1)	2,713	196,231
NuVasive, Inc.(1)	4,062	230,315
OraSure Technologies, Inc.(1)	6,111	41,433
Ortho Clinical Diagnostics Holdings PLC(1)	9,309	173,706
Orthofix Medical, Inc.(1)	1,619	52,941
OrthoPediatrics Corp.(1)	1,056	57,013
Outset Medical, Inc.(1)	3,587	162,850
Paragon 28, Inc.(1)	701	11,735
PAVmed, Inc.(1)(2)	5,168	6,822
PROCEPT BioRobotics Corp.(1)	559	19,559
Pulmonx Corp.(1)	1,991	49,397
Pulse Biosciences, Inc.(1)	1,155	5,613
Quotient, Ltd.(1)(2)	5,345	6,414
Retractable Technologies, Inc.(1)	1,172	5,567
RxSight, Inc.(1)	1,370	16,961
SeaSpine Holdings Corp.(1)	2,490	30,278
Senseonics Holdings, Inc.(1)	32,570	64,163
Shockwave Medical, Inc.(1)	2,637	546,808
SI-BONE, Inc.(1)	2,542	57,449
Sientra, Inc.(1)	4,505	10,001
Sight Sciences, Inc.(1)	1,732	20,022
Silk Road Medical, Inc.(1)	2,660	109,831
STAAR Surgical Co.(1)	3,713	296,706
Stereotaxis, Inc.(1)	3,905	14,566
SurModics, Inc.(1)	1,145	51,903
Tactile Systems Technology, Inc.(1)	1,650	33,264
Talis Biomedical Corp.(1)	1,077	1,519
TransMedics Group, Inc.(1)	2,122	57,167
Treace Medical Concepts, Inc.(1)	2,325	43,966
UFP Technologies, Inc.(1)	499	33,019
Utah Medical Products, Inc.	296	26,599
Vapotherm, Inc.(1)	1,694	23,547
Varex Imaging Corp.(1)	2,939	62,571
ViewRay, Inc.(1)	10,682	41,873
Zynex, Inc.	1,511	9,414
		$7,381,929
Security	Shares	Value
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.(1)	9,143	$ 101,304
Accolade, Inc.(1)(2)	3,947	69,309
AdaptHealth Corp.(1)	5,494	88,069
Addus HomeCare Corp.(1)	1,220	113,814
Agiliti, Inc.(1)	1,772	37,389
AirSculpt Technologies, Inc.(1)	508	6,949
Alignment Healthcare, Inc.(1)	6,131	68,851
AMN Healthcare Services, Inc.(1)	3,697	385,708
Apollo Medical Holdings, Inc.(1)(2)	2,944	142,696
Aveanna Healthcare Holdings, Inc.(1)	3,026	10,319
Biodesix, Inc.(1)	963	1,628
Brookdale Senior Living, Inc.(1)	14,512	102,310
Castle Biosciences, Inc.(1)	1,671	74,961
Community Health Systems, Inc.(1)	9,743	115,649
CorVel Corp.(1)	676	113,866
Covetrus, Inc.(1)	8,115	136,251
Cross Country Healthcare, Inc.(1)	2,877	62,345
Ensign Group, Inc. (The)	4,029	362,650
Fulgent Genetics, Inc.(1)	1,591	99,294
Hanger, Inc.(1)	3,196	58,583
HealthEquity, Inc.(1)	6,415	432,628
InfuSystem Holdings, Inc.(1)	1,278	12,524
Innovage Holding Corp.(1)	1,437	9,226
Invitae Corp.(1)	15,672	124,906
Joint Corp. (The)(1)	1,060	37,513
LHC Group, Inc.(1)	2,395	403,797
LifeStance Health Group, Inc.(1)	5,575	56,363
MEDNAX, Inc.(1)	5,969	140,152
ModivCare, Inc.(1)	983	113,428
National HealthCare Corp.	1,074	75,427
National Research Corp.	1,192	47,263
Ontrak, Inc.(1)	623	1,411
Option Care Health, Inc.(1)	12,287	350,917
Owens & Minor, Inc.	5,688	250,386
Patterson Cos., Inc.	6,720	217,526
Pennant Group, Inc. (The)(1)	2,149	40,036
PetIQ, Inc.(1)	2,070	50,508
Privia Health Group, Inc.(1)	3,251	86,899
Progyny, Inc.(1)	4,947	254,276
R1 RCM, Inc.(1)	9,108	243,730
RadNet, Inc.(1)	3,530	78,966
Select Medical Holdings Corp.	8,471	203,219
Sharps Compliance Corp.(1)	1,261	7,440
SOC Telemed, Inc.(1)	3,210	9,598
Surgery Partners, Inc.(1)	2,655	146,158
Tenet Healthcare Corp.(1)	8,293	712,866

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Tivity Health, Inc.(1)	3,414	$ 109,828
US Physical Therapy, Inc.	1,002	99,649
Viemed Healthcare, Inc.(1)	3,037	15,124
		$ 6,483,709
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.(1)	9,502	$ 213,985
American Well Corp., Class A(1)	14,037	59,096
Computer Programs and Systems, Inc.(1)	938	32,314
Convey Health Solutions Holdings, Inc.(1)	1,032	6,749
Evolent Health, Inc., Class A(1)	6,141	198,354
Forian, Inc.(1)(2)	1,423	9,904
Health Catalyst, Inc.(1)	4,079	106,584
HealthStream, Inc.(1)	1,939	38,625
iCad, Inc.(1)	1,776	7,921
Inspire Medical Systems, Inc.(1)	2,102	539,563
Multiplan Corp.(1)(2)	25,299	118,399
NantHealth, Inc.(1)	2,382	1,795
NextGen Healthcare, Inc.(1)	4,587	95,914
Omnicell, Inc.(1)	3,419	442,726
OptimizeRx Corp.(1)	1,258	47,439
Phreesia, Inc.(1)	3,747	98,771
Schrodinger, Inc.(1)	3,553	121,229
Simulations Plus, Inc.(2)	1,252	63,827
Tabula Rasa HealthCare, Inc.(1)	1,809	10,420
		$2,213,615
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(1)	4,464	$54,372
Bally's Corp.(1)	2,560	78,694
Biglari Holdings, Inc., Class B(1)	80	11,569
BJ's Restaurants, Inc.(1)	1,896	53,657
Bloomin' Brands, Inc.	7,121	156,235
Bluegreen Vacations Holding Corp.(1)	1,107	32,734
Brinker International, Inc.(1)	3,483	132,911
Carrols Restaurant Group, Inc.	3,096	6,997
Century Casinos, Inc.(1)	1,662	19,861
Cheesecake Factory, Inc. (The)(1)	3,448	137,196
Chuy's Holdings, Inc.(1)	1,681	45,387
Cracker Barrel Old Country Store, Inc.	1,860	220,838
Dave & Buster's Entertainment, Inc.(1)	3,314	162,717
Denny's Corp.(1)	4,997	71,507
Dine Brands Global, Inc.	1,363	106,246
Drive Shack, Inc.(1)	6,477	9,975
El Pollo Loco Holdings, Inc.(1)	1,580	18,360
Esports Technologies, Inc.(1)	849	5,722
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Everi Holdings, Inc.(1)	6,554	$ 137,634
F45 Training Holdings, Inc.(1)	2,461	26,333
Fiesta Restaurant Group, Inc.(1)	1,520	11,362
First Watch Restaurant Group, Inc.(1)	848	11,066
Full House Resorts, Inc.(1)	2,565	24,650
GAN, Ltd.(1)	3,146	15,164
Golden Entertainment, Inc.(1)	1,341	77,872
Golden Nugget Online Gaming, Inc.(1)	3,058	21,742
Hall of Fame Resort & Entertainment Co.(1)	4,311	4,785
Hilton Grand Vacations, Inc.(1)	6,710	348,987
International Game Technology PLC(2)	7,729	190,752
Jack in the Box, Inc.	1,673	156,275
Krispy Kreme, Inc.(2)	6,602	98,040
Kura Sushi USA, Inc., Class A(1)	280	15,442
Life Time Group Holdings, Inc.(1)	3,007	43,722
Lindblad Expeditions Holdings, Inc.(1)	2,177	32,829
Monarch Casino & Resort, Inc.(1)	1,097	95,691
Nathan's Famous, Inc.	237	12,838
NeoGames S.A.(1)	799	12,329
Noodles & Co.(1)	3,189	19,038
ONE Group Hospitality, Inc. (The)(1)	1,532	16,101
Papa John's International, Inc.	2,594	273,096
PlayAGS, Inc.(1)	1,838	12,259
Portillo's, Inc., Class A(1)	1,818	44,650
RCI Hospitality Holdings, Inc.	655	40,256
Red Robin Gourmet Burgers, Inc.(1)	1,310	22,087
Red Rock Resorts, Inc., Class A	4,163	202,155
Rush Street Interactive, Inc.(1)	4,103	29,829
Ruth's Hospitality Group, Inc.	2,742	62,737
Scientific Games Corp., Class A(1)	7,513	441,389
SeaWorld Entertainment, Inc.(1)	3,949	293,964
Shake Shack, Inc., Class A(1)	2,959	200,916
Sweetgreen, Inc.(1)(2)	957	30,614
Target Hospitality Corp.(1)	2,913	17,478
Texas Roadhouse, Inc.	5,477	458,589
Wingstop, Inc.	2,288	268,497
Xponential Fitness, Inc., Class A(1)	710	16,642
		$5,112,788
Household Durables — 1.5%
Aterian, Inc.(1)(2)	1,551	$3,769
Bassett Furniture Industries, Inc.	730	12,089
Beazer Homes USA, Inc.(1)	2,263	34,443
Cavco Industries, Inc.(1)	708	170,522
Century Communities, Inc.	2,378	127,389
Ethan Allen Interiors, Inc.	1,924	50,159
Flexsteel Industries, Inc.	521	10,055

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
GoPro, Inc., Class A(1)	10,449	$ 89,130
Green Brick Partners, Inc.(1)	2,495	49,301
Hamilton Beach Brands Holding Co., Class A	584	6,792
Helen of Troy, Ltd.(1)	1,886	369,354
Hooker Furnishings Corp.	834	15,796
Hovnanian Enterprises, Inc., Class A(1)	401	23,699
Installed Building Products, Inc.	1,819	153,687
iRobot Corp.(1)	2,193	139,036
KB Home	6,143	198,910
Landsea Homes Corp.(1)	471	4,027
La-Z-Boy, Inc.	3,625	95,591
Legacy Housing Corp.(1)	380	8,155
LGI Homes, Inc.(1)	1,679	164,005
Lifetime Brands, Inc.	858	11,017
Lovesac Co. (The)(1)	1,001	54,114
M / I Homes, Inc.(1)	2,268	100,586
MDC Holdings, Inc.	4,484	169,675
Meritage Homes Corp.(1)	2,857	226,360
Purple Innovation, Inc.(1)	4,415	25,828
Skyline Champion Corp.(1)	4,028	221,057
Snap One Holdings Corp.(1)(2)	1,018	15,015
Sonos, Inc.(1)(2)	9,948	280,733
Taylor Morrison Home Corp.(1)	9,353	254,589
Traeger, Inc.(1)	1,729	12,864
TRI Pointe Homes, Inc.(1)	8,664	173,973
Tupperware Brands Corp.(1)	4,044	78,656
Universal Electronics, Inc.(1)	1,001	31,271
VOXX International Corp.(1)	1,752	17,467
Vuzix Corp.(1)(2)	4,601	30,367
Weber, Inc., Class A(2)	1,304	12,818
		$3,442,299
Household Products — 0.2%
Central Garden & Pet Co.(1)	789	$34,685
Central Garden & Pet Co., Class A(1)	3,253	132,657
Energizer Holdings, Inc.	5,338	164,197
Oil-Dri Corp. of America	406	11,632
WD-40 Co.(2)	1,071	196,239
		$539,410
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,672	$89,031
Clearway Energy, Inc., Class C	6,435	234,942
Ormat Technologies, Inc.	3,562	291,478
Sunnova Energy International, Inc.(1)	6,748	155,609
		$771,060
Security	Shares	Value
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	3,798	$ 39,499
American Equity Investment Life Holding Co.	6,343	253,149
American National Group, Inc.	584	110,428
AMERISAFE, Inc.	1,636	81,260
Argo Group International Holdings, Ltd.	2,431	100,352
Bright Health Group, Inc.(1)(2)	20,071	38,737
BRP Group, Inc., Class A(1)	3,625	97,259
Citizens, Inc.(1)	4,427	18,770
CNO Financial Group, Inc.	9,320	233,839
Crawford & Co., Class A	1,459	11,030
Donegal Group, Inc., Class A	916	12,284
eHealth, Inc.(1)	1,915	23,765
Employers Holdings, Inc.	2,341	96,028
Enstar Group, Ltd.(1)	952	248,615
Genworth Financial, Inc., Class A(1)	39,760	150,293
Goosehead Insurance, Inc., Class A	1,389	109,134
Greenlight Capital Re, Ltd., Class A(1)	2,647	18,714
HCI Group, Inc.	444	30,272
Heritage Insurance Holdings, Inc.	1,906	13,609
Horace Mann Educators Corp.	3,199	133,814
Investors Title Co.	111	22,556
James River Group Holdings, Ltd.	2,807	69,445
Kinsale Capital Group, Inc.	1,686	384,442
Maiden Holdings, Ltd.(1)	5,451	13,137
MBIA, Inc.(1)	3,800	58,482
MetroMile, Inc.(1)	7,444	9,826
National Western Life Group, Inc., Class A	193	40,607
NI Holdings, Inc.(1)	903	15,315
Palomar Holdings, Inc.(1)	1,927	123,309
ProAssurance Corp.	4,215	113,299
RLI Corp.	3,068	339,413
Safety Insurance Group, Inc.	1,197	108,747
Selective Insurance Group, Inc.	4,660	416,418
Selectquote, Inc.(1)	10,628	29,652
SiriusPoint, Ltd.(1)	7,085	52,996
Stewart Information Services Corp.	2,046	124,008
Tiptree, Inc.	2,311	29,696
Trean Insurance Group, Inc.(1)	1,026	4,812
Trupanion, Inc.(1)	2,994	266,825
United Fire Group, Inc.	1,866	57,977
United Insurance Holdings Corp.	1,483	4,909
Universal Insurance Holdings, Inc.	2,530	34,130
		$4,140,852
Interactive Media & Services — 0.5%
CarGurus, Inc.(1)	7,351	$312,123

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Cars.com, Inc.(1)	5,290	$ 76,335
Eventbrite, Inc., Class A(1)	5,885	86,921
EverQuote, Inc., Class A(1)	1,239	20,047
fuboTV, Inc.(1)	10,311	67,743
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	12,856
MediaAlpha, Inc., Class A(1)	1,490	24,660
Outbrain, Inc.(1)	1,884	20,215
QuinStreet, Inc.(1)	4,141	48,036
Society Pass, Inc.(1)	245	728
TrueCar, Inc.(1)	7,838	30,960
Yelp, Inc.(1)	5,683	193,847
Ziff Davis, Inc.(1)	3,400	329,052
		$1,223,523
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	2,081	$26,554
1stdibs.com, Inc.(1)	1,580	12,624
aka Brands Holding Corp.(1)	737	3,258
CarParts.com, Inc.(1)	3,715	24,891
Duluth Holdings, Inc., Class B(1)	634	7,754
Groupon, Inc.(1)(2)	2,006	38,575
Lands' End, Inc.(1)	1,134	19,187
Liquidity Services, Inc.(1)	2,122	36,329
Lulu's Fashion Lounge Holdings, Inc.(1)	448	3,037
Overstock.com, Inc.(1)	3,371	148,341
PetMed Express, Inc.	1,778	45,872
Porch Group, Inc.(1)	5,911	41,052
Quotient Technology, Inc.(1)	7,590	48,424
RealReal, Inc. (The)(1)	6,166	44,765
Rent the Runway, Inc., Class A(1)	1,326	9,136
Revolve Group, Inc.(1)	2,816	151,191
Shutterstock, Inc.	1,794	166,986
Stitch Fix, Inc., Class A(1)	6,294	63,381
Xometry, Inc., Class A(1)(2)	1,914	70,339
		$961,696
IT Services — 1.4%
BigCommerce Holdings, Inc., Series 1(1)	3,684	$80,716
Brightcove, Inc.(1)	3,175	24,765
Cantaloupe, Inc.(1)	4,569	30,932
Cass Information Systems, Inc.	1,244	45,916
Conduent, Inc.(1)	13,421	69,252
CSG Systems International, Inc.	2,496	158,671
DigitalOcean Holdings, Inc.(1)	3,898	225,499
EVERTEC, Inc.	4,750	194,417
Evo Payments, Inc., Class A(1)	3,485	80,469
Security	Shares	Value
IT Services (continued)
ExlService Holdings, Inc.(1)	2,575	$ 368,920
Flywire Corp.(1)	4,360	133,329
GreenBox POS(1)(2)	1,362	5,748
Grid Dynamics Holdings, Inc.(1)	3,515	49,491
Hackett Group, Inc. (The)	1,931	44,529
I3 Verticals, Inc., Class A(1)	1,552	43,239
IBEX Holdings, Ltd.(1)	410	6,535
International Money Express, Inc.(1)	2,539	52,329
Limelight Networks, Inc.(1)	10,253	53,521
LiveRamp Holdings, Inc.(1)	5,104	190,839
MAXIMUS, Inc.	4,809	360,434
MoneyGram International, Inc.(1)	6,865	72,494
Paya Holdings, Inc.(1)	6,446	37,774
Perficient, Inc.(1)	2,495	274,675
Priority Technology Holdings, Inc.(1)	578	3,323
Rackspace Technology, Inc.(1)	4,217	47,062
Remitly Global, Inc.(1)	949	9,367
Repay Holdings Corp.(1)	6,641	98,088
StarTek, Inc.(1)	1,434	6,353
TTEC Holdings, Inc.	1,476	121,799
Tucows, Inc., Class A(1)	790	53,957
Unisys Corp.(1)	5,033	108,763
Verra Mobility Corp.(1)	11,805	192,185
		$3,245,391
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,628	$105,803
American Outdoor Brands, Inc.(1)	1,183	15,533
AMMO, Inc.(1)(2)	6,601	31,685
Callaway Golf Co.(1)	9,076	212,560
Clarus Corp.	1,811	41,254
Escalade, Inc.	888	11,722
Genius Brands International, Inc.(1)(2)	22,131	22,574
Johnson Outdoors, Inc., Class A	405	31,481
Latham Group, Inc.(1)	3,322	43,983
Malibu Boats, Inc., Class A(1)	1,589	92,178
Marine Products Corp.	813	9,390
MasterCraft Boat Holdings, Inc.(1)	1,615	39,745
Nautilus, Inc.(1)	2,617	10,782
Smith + Wesson Brands, Inc.	3,675	55,603
Solo Brands, Inc., Class A(1)	906	7,728
Sturm Ruger & Co., Inc.	1,347	93,778
Vista Outdoor, Inc.(1)	4,408	157,321
		$983,120

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.6%
Absci Corp.(1)	4,312	$ 36,350
Akoya Biosciences, Inc.(1)	599	6,583
Alpha Teknova, Inc.(1)	534	7,375
Berkeley Lights, Inc.(1)	3,760	26,734
Bionano Genomics, Inc.(1)	22,055	56,902
ChromaDex Corp.(1)	3,310	8,143
Codex DNA, Inc.(1)	595	3,195
Codexis, Inc.(1)	4,645	95,780
Cytek Biosciences, Inc.(1)	7,567	81,572
Fluidigm Corp.(1)	6,011	21,579
Harvard Bioscience, Inc.(1)	3,333	20,698
Inotiv, Inc.(1)(2)	1,015	26,573
IsoPlexis Corp.(1)	650	2,229
MaxCyte, Inc.(1)(2)	7,417	51,845
Medpace Holdings, Inc.(1)	2,268	371,022
NanoString Technologies, Inc.(1)(2)	3,557	123,606
NeoGenomics, Inc.(1)	8,828	107,260
Pacific Biosciences of California, Inc.(1)	14,908	135,663
Personalis, Inc.(1)	2,791	22,858
Quanterix Corp.(1)	2,420	70,640
Rapid Micro Biosystems, Inc., Class A(1)	613	4,162
Seer, Inc.(1)	3,190	48,616
Singular Genomics Systems, Inc.(1)	3,653	23,050
		$1,352,435
Machinery — 3.4%
AgEagle Aerial Systems, Inc.(1)(2)	5,233	$6,227
Alamo Group, Inc.	804	115,607
Albany International Corp., Class A	2,359	198,911
Altra Industrial Motion Corp.	5,081	197,803
Astec Industries, Inc.	1,870	80,410
Barnes Group, Inc.	3,822	153,606
Blue Bird Corp.(1)	1,311	24,673
Chart Industries, Inc.(1)	2,855	490,403
CIRCOR International, Inc.(1)	1,669	44,429
Columbus McKinnon Corp.	2,183	92,559
Commercial Vehicle Group, Inc.(1)	2,513	21,235
Desktop Metal, Inc., Class A(1)	13,685	64,867
Douglas Dynamics, Inc.	1,952	67,520
Energy Recovery, Inc.(1)	3,367	67,811
Enerpac Tool Group Corp.	4,678	102,401
EnPro Industries, Inc.	1,619	158,225
ESCO Technologies, Inc.	1,961	137,113
Evoqua Water Technologies Corp.(1)	9,075	426,344
Federal Signal Corp.	4,620	155,925
Franklin Electric Co., Inc.	3,555	295,207
Security	Shares	Value
Machinery (continued)
Gorman-Rupp Co. (The)	1,774	$ 63,651
Greenbrier Cos., Inc. (The)	2,622	135,059
Helios Technologies, Inc.	2,542	203,996
Hillenbrand, Inc.	5,594	247,087
Hydrofarm Holdings Group, Inc.(1)	2,984	45,208
Hyliion Holdings Corp.(1)	9,193	40,725
Hyster-Yale Materials Handling, Inc.	806	26,767
Ideanomics, Inc.(1)(2)	32,035	35,879
John Bean Technologies Corp.	2,461	291,555
Kadant, Inc.	883	171,470
Kennametal, Inc.	6,410	183,390
Lindsay Corp.	855	134,244
Luxfer Holdings PLC	2,400	40,320
Manitowoc Co., Inc. (The)(1)	2,727	41,123
Mayville Engineering Co., Inc.(1)	556	5,210
Meritor, Inc.(1)	5,202	185,035
Miller Industries, Inc.	1,050	29,568
Mueller Industries, Inc.	4,308	233,364
Mueller Water Products, Inc., Class A	12,351	159,575
Nikola Corp.(1)	17,252	184,769
NN, Inc.(1)	3,488	10,045
Omega Flex, Inc.	248	32,208
Park-Ohio Holdings Corp.	726	10,215
Proto Labs, Inc.(1)	2,175	115,058
RBC Bearings, Inc.(1)	2,180	422,658
REV Group, Inc.	2,574	34,492
Shyft Group, Inc. (The)	2,714	98,003
SPX Corp.(1)	3,497	172,787
SPX FLOW, Inc.(1)	3,305	284,957
Standex International Corp.	1,000	99,920
Tennant Co.	1,415	111,502
Terex Corp.	5,366	191,352
Titan International, Inc.(1)	3,959	58,316
Trinity Industries, Inc.	6,042	207,603
Wabash National Corp.	3,910	58,024
Watts Water Technologies, Inc., Class A	2,158	301,235
Welbilt, Inc.(1)	10,023	238,046
		$7,805,692
Marine — 0.3%
Costamare, Inc.	4,298	$73,281
Eagle Bulk Shipping, Inc.	653	44,476
Genco Shipping & Trading, Ltd.	2,519	59,499
Matson, Inc.	3,214	387,672
Safe Bulkers, Inc.	4,225	20,111
		$585,039

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media — 1.0%
Advantage Solutions, Inc.(1)	5,990	$ 38,216
AMC Networks, Inc., Class A(1)	2,381	96,740
Audacy, Inc.(1)	10,833	31,307
Boston Omaha Corp., Class A(1)	1,383	35,087
Cardlytics, Inc.(1)	2,507	137,835
Clear Channel Outdoor Holdings, Inc.(1)	28,478	98,534
comScore, Inc.(1)	4,319	12,568
Daily Journal Corp.(1)	88	27,455
Digital Media Solutions, Inc., Class A(1)	236	859
Emerald Holding, Inc.(1)	2,053	6,980
Entravision Communications Corp., Class A	5,618	36,011
EW Scripps Co. (The), Class A(1)	4,675	97,193
Fluent, Inc.(1)	2,683	5,581
Gannett Co., Inc.(1)	10,067	45,402
Gray Television, Inc.	6,701	147,891
Hemisphere Media Group, Inc.(1)	1,449	6,622
iHeartMedia, Inc., Class A(1)	8,782	166,243
Integral Ad Science Holding Corp.(1)	2,499	34,486
John Wiley & Sons, Inc., Class A	3,384	179,454
Magnite, Inc.(1)	9,955	131,506
National CineMedia, Inc.	5,225	13,272
Scholastic Corp.	2,038	82,091
Sinclair Broadcast Group, Inc., Class A	3,764	105,467
Stagwell, Inc.(1)	4,901	35,483
TechTarget, Inc.(1)	1,981	161,016
TEGNA, Inc.	17,344	388,506
Thryv Holdings, Inc.(1)	507	14,257
WideOpenWest, Inc.(1)	4,110	71,678
		$2,207,740
Metals & Mining — 1.4%
Allegheny Technologies, Inc.(1)	9,766	$262,119
Arconic Corp.(1)	8,259	211,596
Carpenter Technology Corp.	3,863	162,169
Century Aluminum Co.(1)	4,012	105,556
Coeur Mining, Inc.(1)	19,006	84,577
Commercial Metals Co.	9,208	383,237
Compass Minerals International, Inc.	2,622	164,635
Constellium SE(1)	9,626	173,268
Ferroglobe Representation & Warranty Insurance Trust(4)	5,015	0
Gatos Silver, Inc.(1)	3,557	15,366
Haynes International, Inc.	1,062	45,241
Hecla Mining Co.	41,687	273,884
Kaiser Aluminum Corp.	1,239	116,664
Materion Corp.	1,598	137,013
MP Materials Corp.(1)	5,920	339,453
Security	Shares	Value
Metals & Mining (continued)
Novagold Resources, Inc.(1)	19,333	$ 149,444
Olympic Steel, Inc.	846	32,537
Perpetua Resources Corp.(1)	2,101	8,614
PolyMet Mining Corp.(1)	2,264	9,486
Ryerson Holding Corp.	1,274	44,615
Schnitzer Steel Industries, Inc., Class A	2,033	105,594
SunCoke Energy, Inc.	6,534	58,218
TimkenSteel Corp.(1)	3,716	81,306
Warrior Met Coal, Inc.	3,946	146,436
Worthington Industries, Inc.	2,593	133,306
		$3,244,334
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.	969	$18,527
Angel Oak Mortgage, Inc.	557	9,140
Apollo Commercial Real Estate Finance, Inc.	11,004	153,286
Arbor Realty Trust, Inc.	11,125	189,792
Ares Commercial Real Estate Corp.	3,355	52,070
ARMOUR Residential REIT, Inc.	6,323	53,113
Blackstone Mortgage Trust, Inc., Class A	12,289	390,667
BrightSpire Capital, Inc.	6,877	63,612
Broadmark Realty Capital, Inc.	10,466	90,531
Chicago Atlantic Real Estate Finance, Inc.(2)	450	7,979
Chimera Investment Corp.	18,054	217,370
Dynex Capital, Inc.(2)	2,384	38,621
Ellington Financial, Inc.(2)	4,162	73,875
Franklin BSP Realty Trust, Inc.	2,684	37,522
Granite Point Mortgage Trust, Inc.	4,738	52,687
Great Ajax Corp.	1,593	18,686
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,976	283,442
Invesco Mortgage Capital, Inc.(2)	22,370	51,004
KKR Real Estate Finance Trust, Inc.(2)	2,732	56,307
Ladder Capital Corp.	9,254	109,845
MFA Financial, Inc.	34,716	139,905
New York Mortgage Trust, Inc.	29,773	108,671
Orchid Island Capital, Inc.	9,475	30,794
PennyMac Mortgage Investment Trust	7,980	134,782
Ready Capital Corp.	4,965	74,773
Redwood Trust, Inc.	9,115	95,981
TPG RE Finance Trust, Inc.	5,301	62,605
Two Harbors Investment Corp.(2)	26,598	147,087
		$2,762,674
Multiline Retail — 0.4%
Big Lots, Inc.	2,489	$86,119
Dillard's, Inc., Class A	451	121,044

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multiline Retail (continued)
Franchise Group, Inc.	2,222	$ 92,057
Macy's, Inc.	23,396	569,927
		$ 869,147
Multi-Utilities — 0.4%
Avista Corp.	5,527	$ 249,544
Black Hills Corp.	4,945	380,864
NorthWestern Corp.	4,133	250,005
Unitil Corp.	1,244	62,051
		$942,464
Oil, Gas & Consumable Fuels — 5.1%
Aemetis, Inc.(1)	1,820	$23,059
Alto Ingredients, Inc.(1)	5,608	38,247
Antero Resources Corp.(1)	22,440	685,093
Arch Resources, Inc.	1,159	159,223
Berry Corp.	5,491	56,667
Brigham Minerals, Inc., Class A	3,175	81,121
California Resources Corp.	6,335	283,365
Callon Petroleum Co.(1)	3,675	217,119
Centennial Resource Development, Inc., Class A(1)	14,198	114,578
Centrus Energy Corp., Class A(1)	741	24,972
Chesapeake Energy Corp.	8,126	706,962
Civitas Resources, Inc.	3,360	200,626
Clean Energy Fuels Corp.(1)	12,133	96,336
CNX Resources Corp.(1)	15,600	323,232
Comstock Resources, Inc.(1)	7,181	93,712
CONSOL Energy, Inc.(1)	2,677	100,736
Crescent Energy, Inc., Class A(2)	2,320	40,229
CVR Energy, Inc.	2,550	65,127
Delek US Holdings, Inc.(1)	5,349	113,506
Denbury, Inc.(1)	3,956	310,823
DHT Holdings, Inc.	11,353	65,847
Dorian LPG, Ltd.	2,343	33,950
Earthstone Energy, Inc., Class A(1)	2,393	30,224
Energy Fuels, Inc.(1)	11,554	105,719
Equitrans Midstream Corp.	32,071	270,679
Falcon Minerals Corp.	3,404	22,943
Frontline, Ltd. / Bermuda(1)	9,366	82,421
Gevo, Inc.(1)	15,305	71,627
Golar LNG, Ltd.(1)	7,912	196,059
Green Plains, Inc.(1)	3,659	113,466
HighPeak Energy, Inc.	391	8,680
International Seaways, Inc.	3,231	58,287
Kinetik Holdings, Inc., Class A	256	16,643
Kosmos Energy, Ltd.(1)	34,681	249,356
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.(1)	986	$ 78,032
Magnolia Oil & Gas Corp., Class A	11,273	266,606
Matador Resources Co.	8,684	460,078
Murphy Oil Corp.	11,492	464,162
Nordic American Tankers, Ltd.(2)	11,683	24,885
Northern Oil and Gas, Inc.	4,741	133,649
Oasis Petroleum, Inc.(1)	1,582	231,447
Ovintiv, Inc.	20,462	1,106,380
Par Pacific Holdings, Inc.(1)	3,112	40,518
PBF Energy, Inc., Class A(1)	7,855	191,426
PDC Energy, Inc.	7,536	547,716
Peabody Energy Corp.(1)	6,948	170,434
Range Resources Corp.(1)	18,749	569,595
Ranger Oil Corp.(1)	1,641	56,664
Renewable Energy Group, Inc.(1)	3,508	212,760
REX American Resources Corp.(1)	441	43,924
Riley Exploration Permian, Inc.	821	20,591
Scorpio Tankers, Inc.	3,824	81,757
SFL Corp., Ltd.	9,585	97,575
SM Energy Co.	9,284	361,612
Southwestern Energy Co.(1)	78,553	563,225
Talos Energy, Inc.(1)	2,891	45,649
Teekay Corp.(1)	5,446	17,264
Teekay Tankers, Ltd., Class A(1)	1,870	25,881
Tellurian, Inc.(1)	27,611	146,338
Uranium Energy Corp.(1)(2)	19,805	90,905
Ur-Energy, Inc.(1)	14,187	22,699
W&T Offshore, Inc.(1)	8,233	31,450
Whiting Petroleum Corp.	3,089	251,784
World Fuel Services Corp.	4,892	132,280
		$11,547,920
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,465	$41,064
Glatfelter Corp.	3,755	46,487
Neenah, Inc.	1,433	56,833
Schweitzer-Mauduit International, Inc.	2,615	71,912
		$216,296
Personal Products — 0.5%
Beauty Health Co. (The)(1)(2)	6,686	$112,860
BellRing Brands, Inc.(1)	8,823	203,635
Edgewell Personal Care Co.	4,259	156,177
elf Beauty, Inc.(1)	3,854	99,549
Honest Co. Inc. (The)(1)	6,574	34,250
Inter Parfums, Inc.	1,382	121,685

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products (continued)
Medifast, Inc.	919	$ 156,947
Nature's Sunshine Products, Inc.(1)	1,018	17,123
NewAge, Inc.(1)	10,439	6,065
Nu Skin Enterprises, Inc., Class A	3,897	186,588
Revlon, Inc., Class A(1)	576	4,648
Thorne HealthTech, Inc.(1)	519	3,301
USANA Health Sciences, Inc.(1)	927	73,650
Veru, Inc.(1)(2)	4,379	21,151
		$1,197,629
Pharmaceuticals — 1.4%
9 Meters Biopharma, Inc.(1)	16,663	$9,986
Aclaris Therapeutics, Inc.(1)	3,979	68,598
Aerie Pharmaceuticals, Inc.(1)	3,106	28,265
Amneal Pharmaceuticals, Inc.(1)	8,537	35,599
Amphastar Pharmaceuticals, Inc.(1)	3,073	110,321
Ampio Pharmaceuticals, Inc.(1)	14,914	7,010
Amylyx Pharmaceuticals, Inc.(1)	744	9,560
Angion Biomedica Corp.(1)	1,669	3,538
ANI Pharmaceuticals, Inc.(1)	781	21,954
Antares Pharma, Inc.(1)	14,209	58,257
Arvinas, Inc.(1)	3,641	245,039
Atea Pharmaceuticals, Inc.(1)	5,064	36,562
Athira Pharma, Inc.(1)	2,529	34,142
Axsome Therapeutics, Inc.(1)	2,179	90,189
Cara Therapeutics, Inc.(1)	3,311	40,229
Cassava Sciences, Inc.(1)(2)	3,000	111,420
CinCor Pharma, Inc.(1)	900	15,786
Citius Pharmaceuticals, Inc.(1)(2)	8,903	15,936
Collegium Pharmaceutical, Inc.(1)	2,817	57,354
Corcept Therapeutics, Inc.(1)	6,780	152,686
CorMedix, Inc.(1)(2)	2,679	14,681
Cymabay Therapeutics, Inc.(1)	5,958	18,529
DICE Therapeutics, Inc.(1)	1,076	20,584
Durect Corp.(1)(2)	17,472	11,704
Edgewise Therapeutics, Inc.(1)(2)	2,990	29,003
Endo International PLC(1)	18,425	42,562
Esperion Therapeutics, Inc.(1)(2)	4,480	20,787
Evolus, Inc.(1)	2,529	28,375
EyePoint Pharmaceuticals, Inc.(1)	1,657	20,133
Fulcrum Therapeutics, Inc.(1)	2,042	48,293
Harmony Biosciences Holdings, Inc.(1)	1,753	85,283
Ikena Oncology, Inc.(1)	2,142	13,066
Innoviva, Inc.(1)	3,324	64,319
Intra-Cellular Therapies, Inc.(1)	6,170	377,542
Kala Pharmaceuticals, Inc.(1)	3,497	4,826
Kaleido Biosciences, Inc.(1)	995	1,642
Security	Shares	Value
Pharmaceuticals (continued)
KemPharm, Inc.(1)	2,241	$ 11,272
Landos Biopharma, Inc.(1)	515	760
Marinus Pharmaceuticals, Inc.(1)	2,896	27,078
Mind Medicine MindMed, Inc.(1)	25,253	28,031
NGM Biopharmaceuticals, Inc.(1)	2,499	38,110
Nuvation Bio, Inc.(1)	12,286	64,624
Ocular Therapeutix, Inc.(1)	5,745	28,438
Omeros Corp.(1)(2)	4,994	30,014
Oramed Pharmaceuticals, Inc.(1)	2,094	18,113
Pacira BioSciences, Inc.(1)	3,468	264,678
Paratek Pharmaceuticals, Inc.(1)	3,554	10,555
Phathom Pharmaceuticals, Inc.(1)	1,588	21,613
Phibro Animal Health Corp., Class A	1,619	32,299
Pliant Therapeutics, Inc.(1)	1,954	13,698
Prestige Consumer Healthcare, Inc.(1)	3,927	207,895
Provention Bio, Inc.(1)	3,744	27,406
Rain Therapeutics, Inc.(1)	1,230	6,236
Reata Pharmaceuticals, Inc., Class A(1)	2,153	70,532
Relmada Therapeutics, Inc.(1)	1,926	51,983
Revance Therapeutics, Inc.(1)	5,362	104,559
Seelos Therapeutics, Inc.(1)	5,944	4,980
SIGA Technologies, Inc.(1)	4,584	32,501
Supernus Pharmaceuticals, Inc.(1)	3,766	121,717
Tarsus Pharmaceuticals, Inc.(1)	515	8,662
Terns Pharmaceuticals, Inc.(1)	708	2,103
TherapeuticsMD, Inc.(1)	27,432	10,424
Theravance Biopharma, Inc.(1)	4,637	44,330
Theseus Pharmaceuticals, Inc.(1)	889	10,250
Ventyx Biosciences, Inc.(1)	807	10,951
Verrica Pharmaceuticals, Inc.(1)	1,080	8,759
WaVe Life Sciences, Ltd.(1)	2,106	4,212
		$3,270,543
Professional Services — 1.7%
Acacia Research Corp.(1)	4,242	$19,131
ASGN, Inc.(1)	3,985	465,089
Atlas Technical Consultants, Inc.(1)	1,056	12,714
Barrett Business Services, Inc.	606	46,947
CBIZ, Inc.(1)	3,836	160,997
CRA International, Inc.	558	47,017
Exponent, Inc.	4,062	438,899
First Advantage Corp.(1)	4,254	85,888
Forrester Research, Inc.(1)	966	54,502
Franklin Covey Co.(1)	1,007	45,537
Heidrick & Struggles International, Inc.	1,525	60,360
HireQuest, Inc.	399	7,629
HireRight Holdings Corp.(1)	1,733	29,634

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Huron Consulting Group, Inc.(1)	1,753	$ 80,305
ICF International, Inc.	1,480	139,327
Insperity, Inc.	2,849	286,097
KBR, Inc.	11,041	604,274
Kelly Services, Inc., Class A	2,680	58,129
Kforce, Inc.	1,567	115,911
Korn Ferry	4,165	270,475
ManTech International Corp. / VA, Class A	2,150	185,309
Mistras Group, Inc.(1)	1,338	8,844
Resources Connection, Inc.	2,400	41,136
Sterling Check Corp.(1)	1,281	33,857
TriNet Group, Inc.(1)	3,179	312,686
TrueBlue, Inc.(1)	2,943	85,023
Upwork, Inc.(1)	9,146	212,553
Willdan Group, Inc.(1)	898	27,560
		$3,935,830
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(1)	10,637	$218,165
Douglas Elliman, Inc.	5,632	41,113
eXp World Holdings, Inc.	4,867	103,034
Fathom Holdings, Inc.(1)(2)	407	4,355
Forestar Group, Inc.(1)	1,430	25,397
FRP Holdings, Inc.(1)	588	33,986
Kennedy-Wilson Holdings, Inc.	9,417	229,681
Marcus & Millichap, Inc.	1,962	103,358
Newmark Group, Inc., Class A	13,039	207,581
Rafael Holdings, Inc., Class B(1)	770	1,933
RE / MAX Holdings, Inc., Class A	1,564	43,370
Realogy Holdings Corp.(1)	9,326	146,232
Redfin Corp.(1)	7,977	143,905
RMR Group, Inc. (The), Class A	1,361	42,327
St. Joe Co. (The)	2,613	154,794
Tejon Ranch Co.(1)	1,572	28,705
		$1,527,936
Road & Rail — 0.9%
ArcBest Corp.	1,957	$157,539
Avis Budget Group, Inc.(1)	3,225	849,142
Covenant Logistics Group, Inc.	905	19,485
Daseke, Inc.(1)	3,140	31,620
Heartland Express, Inc.	3,887	54,690
HyreCar, Inc.(1)	1,374	3,270
Marten Transport, Ltd.	5,049	89,670
PAM Transportation Services, Inc.(1)	748	25,993
Saia, Inc.(1)	2,074	505,683
Security	Shares	Value
Road & Rail (continued)
Universal Truckload Services, Inc.	475	$ 9,571
US Xpress Enterprises, Inc., Class A(1)	1,727	6,701
Werner Enterprises, Inc.	4,874	199,834
Yellow Corp.(1)	3,948	27,675
		$ 1,980,873
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor, Ltd.(1)	1,700	$ 92,905
Ambarella, Inc.(1)	2,735	286,956
Amkor Technology, Inc.	8,120	176,367
Atomera, Inc.(1)(2)	1,466	19,146
Axcelis Technologies, Inc.(1)	2,553	192,828
AXT, Inc.(1)	3,267	22,934
CEVA, Inc.(1)	1,882	76,503
CMC Materials, Inc.	2,194	406,768
Cohu, Inc.(1)	3,598	106,501
Credo Technology Group Holding, Ltd.(1)	1,710	26,043
Diodes, Inc.(1)	3,342	290,721
FormFactor, Inc.(1)	6,098	256,299
Ichor Holdings, Ltd.(1)	2,200	78,364
Impinj, Inc.(1)	1,504	95,564
Kopin Corp.(1)	6,085	15,395
Kulicke & Soffa Industries, Inc.	4,801	268,952
Lattice Semiconductor Corp.(1)	10,595	645,765
MACOM Technology Solutions Holdings, Inc.(1)	3,818	228,584
MaxLinear, Inc.(1)	5,440	317,424
Meta Materials, Inc.(1)(2)	16,796	28,049
NeoPhotonics Corp.(1)	4,198	63,852
NVE Corp.	408	22,224
Onto Innovation, Inc.(1)	3,734	324,447
PDF Solutions, Inc.(1)	2,532	70,567
Photronics, Inc.(1)	4,620	78,401
Power Integrations, Inc.	4,568	423,362
Rambus, Inc.(1)	8,317	265,229
Semtech Corp.(1)	5,072	351,693
Silicon Laboratories, Inc.(1)	2,940	441,588
SiTime Corp.(1)	1,263	312,997
SkyWater Technology, Inc.(1)	616	6,671
SMART Global Holdings, Inc.(1)(2)	3,784	97,741
SunPower Corp.(1)	6,461	138,782
Synaptics, Inc.(1)	3,060	610,470
Ultra Clean Holdings, Inc.(1)	3,443	145,949
Veeco Instruments, Inc.(1)	4,143	112,648
		$7,098,689

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software — 5.1%
8x8, Inc.(1)	8,347	$ 105,089
A10 Networks, Inc.	4,968	69,304
ACI Worldwide, Inc.(1)	9,317	293,392
Agilysys, Inc.(1)	1,551	61,854
Alarm.com Holdings, Inc.(1)	3,708	246,434
Alkami Technology, Inc.(1)	2,198	31,453
Altair Engineering, Inc., Class A(1)	3,545	228,298
American Software, Inc., Class A	2,315	48,245
Appfolio, Inc., Class A(1)	1,469	166,305
Appian Corp.(1)	3,084	187,569
Arteris, Inc.(1)	390	5,070
Asana, Inc., Class A(1)	5,706	228,069
Avaya Holdings Corp.(1)	6,471	81,987
AvidXchange Holdings, Inc.(1)	1,956	15,746
Benefitfocus, Inc.(1)(2)	2,338	29,505
Blackbaud, Inc.(1)	3,795	227,207
Blackline, Inc.(1)	4,193	307,011
Bottomline Technologies (de), Inc.(1)	3,431	194,469
Box, Inc., Class A(1)	10,595	307,891
BTRS Holdings, Inc.(1)	7,375	55,165
Cerence, Inc.(1)(2)	2,967	107,109
ChannelAdvisor Corp.(1)	2,410	39,934
Cleanspark, Inc.(1)	2,567	31,754
Commvault Systems, Inc.(1)	3,514	233,154
Consensus Cloud Solutions, Inc.(1)	1,133	68,127
CoreCard Corp.(1)	601	16,467
Couchbase, Inc.(1)	1,822	31,739
CS Disco, Inc.(1)	1,212	41,172
Digimarc Corp.(1)	926	24,419
Digital Turbine, Inc.(1)	7,101	311,095
Domo, Inc., Class B(1)	2,113	106,854
E2open Parent Holdings, Inc.(1)(2)	15,369	135,401
Ebix, Inc.	2,269	75,217
eGain Corp.(1)	1,491	17,266
Enfusion, Inc., Class A(1)	1,682	21,395
EngageSmart, Inc.(1)	1,240	26,424
Envestnet, Inc.(1)	4,165	310,043
EverCommerce, Inc.(1)	2,327	30,716
GTY Technology Holdings, Inc.(1)	2,543	8,214
Instructure Holdings, Inc.(1)	919	18,435
Intapp, Inc.(1)	772	18,536
InterDigital, Inc.	2,504	159,755
JFrog, Ltd.(1)	4,046	109,040
Kaltura, Inc.(1)	1,335	2,390
LivePerson, Inc.(1)	5,071	123,834
Marathon Digital Holdings, Inc.(1)(2)	7,486	209,234
Security	Shares	Value
Software (continued)
MeridianLink, Inc.(1)	1,759	$ 31,838
MicroStrategy, Inc., Class A(1)	729	354,527
Mimecast, Ltd.(1)	4,786	380,774
Mitek Systems, Inc.(1)	3,089	45,316
Model N, Inc.(1)	2,795	75,185
Momentive Global, Inc.(1)	9,991	162,454
ON24, Inc.(1)	2,062	27,115
OneSpan, Inc.(1)	2,735	39,493
PagerDuty, Inc.(1)	6,330	216,423
Ping Identity Holding Corp.(1)	4,625	126,864
Progress Software Corp.	3,448	162,366
PROS Holdings, Inc.(1)	3,289	109,557
Q2 Holdings, Inc.(1)	4,288	264,355
Qualys, Inc.(1)	2,673	380,662
Rapid7, Inc.(1)	4,392	488,566
Rekor Systems, Inc.(1)(2)	2,460	11,218
Rimini Street, Inc.(1)	3,438	19,940
Riot Blockchain, Inc.(1)	8,339	176,537
SailPoint Technologies Holdings, Inc.(1)	7,161	366,500
Sapiens International Corp. NV	2,264	57,483
SecureWorks Corp., Class A(1)	472	6,254
ShotSpotter, Inc.(1)	604	16,743
Smith Micro Software, Inc.(1)	2,954	11,137
Sprout Social, Inc., Class A(1)	3,464	277,536
SPS Commerce, Inc.(1)	2,829	371,165
Stronghold Digital Mining, Inc., Class A(1)	570	3,334
Sumo Logic, Inc.(1)	6,397	74,653
Telos Corp.(1)	3,061	30,518
Tenable Holdings, Inc.(1)	7,115	411,176
Upland Software, Inc.(1)	2,219	39,077
UserTesting, Inc.(1)	700	7,483
Varonis Systems, Inc.(1)	8,251	392,252
Verint Systems, Inc.(1)	5,052	261,188
Veritone, Inc.(1)	2,028	37,072
Viant Technology, Inc., Class A(1)	874	5,725
VirnetX Holding Corp.(1)	5,078	8,277
Vonage Holdings Corp.(1)	19,681	399,327
Weave Communications, Inc.(1)	361	2,151
Workiva, Inc.(1)	3,326	392,468
Xperi Holding Corp.	8,231	142,561
Yext, Inc.(1)	8,933	61,548
Zuora, Inc., Class A(1)	8,630	129,277
		$11,745,882
Specialty Retail — 2.1%
Aaron's Co., Inc. (The)	2,660	$53,413
Abercrombie & Fitch Co., Class A(1)	4,524	144,723

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	5,957	$ 234,706
American Eagle Outfitters, Inc.	11,935	200,508
America's Car-Mart, Inc.(1)	476	38,347
Arko Corp.	6,464	58,822
Asbury Automotive Group, Inc.(1)	1,809	289,802
Barnes & Noble Education, Inc.(1)	3,013	10,787
Bed Bath & Beyond, Inc.(1)	7,517	169,358
Big 5 Sporting Goods Corp.	1,632	27,989
Boot Barn Holdings, Inc.(1)	2,323	220,197
Buckle, Inc. (The)	2,282	75,397
Caleres, Inc.	3,058	59,111
Camping World Holdings, Inc., Class A	3,347	93,549
CarLotz, Inc.(1)	5,599	7,671
Cato Corp. (The), Class A	1,550	22,723
Chico's FAS, Inc.(1)	9,433	45,278
Children's Place, Inc. (The)(1)	1,078	53,145
Citi Trends, Inc.(1)	699	21,407
Conn's, Inc.(1)	1,614	24,872
Container Store Group, Inc. (The)(1)	2,581	21,087
Designer Brands, Inc., Class A(1)	5,217	70,482
Genesco, Inc.(1)	1,150	73,151
Group 1 Automotive, Inc.	1,291	216,668
GrowGeneration Corp.(1)	4,242	39,069
Guess?, Inc.	3,234	70,663
Haverty Furniture Cos., Inc.	1,371	37,593
Hibbett, Inc.	1,064	47,178
JOANN, Inc.(2)	910	10,383
Kirkland's, Inc.(1)(2)	1,099	10,210
Lazydays Holdings, Inc.(1)	576	11,624
LL Flooring Holdings, Inc.(1)	2,470	34,629
MarineMax, Inc.(1)	1,632	65,704
Monro, Inc.	2,683	118,964
Murphy USA, Inc.	1,854	370,726
National Vision Holdings, Inc.(1)	6,468	281,811
ODP Corp. (The)(1)	3,565	163,384
OneWater Marine, Inc., Class A	718	24,735
Party City Holdco, Inc.(1)	8,666	31,024
Rent-A-Center, Inc.	5,170	130,232
Sally Beauty Holdings, Inc.(1)	8,712	136,169
Shift Technologies, Inc.(1)	4,866	10,705
Shoe Carnival, Inc.	1,384	40,357
Signet Jewelers, Ltd.	4,089	297,270
Sleep Number Corp.(1)	1,771	89,807
Sonic Automotive, Inc., Class A	1,716	72,947
Sportsman's Warehouse Holdings, Inc.(1)	3,542	37,864
Tilly's, Inc., Class A	1,890	17,690
Torrid Holdings, Inc.(1)	979	5,933
Security	Shares	Value
Specialty Retail (continued)
TravelCenters of America, Inc.(1)	979	$ 42,058
Urban Outfitters, Inc.(1)	5,380	135,092
Winmark Corp.	277	60,940
Zumiez, Inc.(1)	1,698	64,881
		$ 4,692,835
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(1)	9,520	$ 158,794
Avid Technology, Inc.(1)	2,835	98,856
Corsair Gaming, Inc.(1)	1,920	40,627
Diebold Nixdorf, Inc.(1)	5,880	39,572
Eastman Kodak Co.(1)	3,518	23,043
Quantum Corp.(1)	4,380	9,943
Super Micro Computer, Inc.(1)	3,523	134,121
Turtle Beach Corp.(1)	1,190	25,335
		$530,291
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(1)	4,504	$344,106
Fossil Group, Inc.(1)	3,623	34,926
G-III Apparel Group, Ltd.(1)	3,579	96,812
Kontoor Brands, Inc.	4,067	168,170
Movado Group, Inc.	1,238	48,344
Oxford Industries, Inc.	1,242	112,401
PLBY Group, Inc.(1)(2)	2,227	29,151
Rocky Brands, Inc.	588	24,455
Steven Madden, Ltd.	6,236	240,959
Superior Group of Cos., Inc.	933	16,654
Unifi, Inc.(1)	1,199	21,702
Vera Bradley, Inc.(1)	1,814	13,913
Wolverine World Wide, Inc.	6,377	143,865
		$1,295,458
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.(1)	4,474	$207,549
Blue Foundry Bancorp(1)	2,149	29,119
Bridgewater Bancshares, Inc.(1)	1,907	31,809
Capitol Federal Financial, Inc.	9,963	108,397
Columbia Financial, Inc.(1)	3,148	67,714
Enact Holdings, Inc.	1,142	25,410
Essent Group, Ltd.	8,375	345,134
Federal Agricultural Mortgage Corp., Class C	688	74,634
Finance of America Cos., Inc., Class A(1)	2,618	7,959
Flagstar Bancorp, Inc.	4,030	170,872
FS Bancorp, Inc.	534	16,554
Hingham Institution for Savings (The)	102	35,006

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Home Bancorp, Inc.	638	$ 26,024
Home Point Capital, Inc.	600	1,866
Kearny Financial Corp.	5,244	67,543
Luther Burbank Corp.	1,786	23,736
Merchants Bancorp	1,096	30,008
Mr. Cooper Group, Inc.(1)	4,782	218,394
NMI Holdings, Inc., Class A(1)	6,584	135,762
Northfield Bancorp, Inc.	3,620	51,983
Ocwen Financial Corp.(1)	641	15,230
PCSB Financial Corp.	1,066	20,371
PennyMac Financial Services, Inc.	2,335	124,222
Pioneer Bancorp, Inc.(1)	918	9,657
Provident Bancorp, Inc.	1,419	23,016
Provident Financial Services, Inc.	6,090	142,506
Radian Group, Inc.	14,296	317,514
Southern Missouri Bancorp, Inc.	690	34,466
TrustCo Bank Corp.	1,565	49,970
Velocity Financial, Inc.(1)	672	7,352
Walker & Dunlop, Inc.	2,242	290,160
Washington Federal, Inc.	5,193	170,434
Waterstone Financial, Inc.	1,822	35,237
WSFS Financial Corp.	5,059	235,851
		$3,151,459
Tobacco — 0.1%
22nd Century Group, Inc.(1)	11,838	$27,464
Turning Point Brands, Inc.	1,011	34,384
Universal Corp.	1,896	110,101
Vector Group, Ltd.	11,264	135,619
		$307,568
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc.(1)	1,505	$18,602
Applied Industrial Technologies, Inc.	3,044	312,497
Beacon Roofing Supply, Inc.(1)	4,442	263,322
BlueLinx Holdings, Inc.(1)	703	50,532
Boise Cascade Co.	3,044	211,467
Custom Truck One Source, Inc.(1)	4,543	38,116
DXP Enterprises, Inc.(1)	1,272	34,458
EVI Industries, Inc.(1)	308	5,726
GATX Corp.	2,708	333,978
Global Industrial Co.	1,000	32,230
GMS, Inc.(1)	3,426	170,512
H&E Equipment Services, Inc.	2,486	108,191
Herc Holdings, Inc.	1,979	330,671
Karat Packaging, Inc.(1)	359	7,126
Security	Shares	Value
Trading Companies & Distributors (continued)
Lawson Products, Inc.(1)	447	$ 17,227
McGrath RentCorp	1,962	166,731
MRC Global, Inc.(1)	6,928	82,512
NOW, Inc.(1)	9,243	101,950
Rush Enterprises, Inc., Class A	3,238	164,847
Rush Enterprises, Inc., Class B	564	27,269
Textainer Group Holdings, Ltd.	3,758	143,067
Titan Machinery, Inc.(1)	1,521	42,983
Transcat, Inc.(1)	601	48,765
Triton International, Ltd.	5,234	367,323
Veritiv Corp.(1)	1,113	148,686
WESCO International, Inc.(1)	3,492	454,449
Willis Lease Finance Corp.(1)	332	10,687
		$3,693,924
Water Utilities — 0.4%
American States Water Co.	2,893	$257,535
Artesian Resources Corp., Class A	703	34,131
Cadiz, Inc.(1)	1,074	2,223
California Water Service Group	4,020	238,305
Global Water Resources, Inc.	641	10,666
Middlesex Water Co.	1,398	147,028
Pure Cycle Corp.(1)	1,502	18,054
SJW Group	2,210	153,772
York Water Co. (The)	1,157	52,030
		$913,744
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	5,004	$95,376
Shenandoah Telecommunications Co.	3,920	92,434
Telephone & Data Systems, Inc.	7,925	149,624
United States Cellular Corp.(1)	1,199	36,246
		$373,680
Total Common Stocks (identified cost $154,829,973)		$213,551,163

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 2000 ETF	15,000	$ 3,079,050
Total Exchange-Traded Funds (identified cost $2,523,039)		$ 3,079,050

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,091
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,313
		$ 2,313
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	$0
		$0
Technology Hardware, Storage & Peripherals — 0.0%(3)
Quantum Corp., Exp. 4/18/22(1)(5)	4,380	$37
		$37
Total Rights (identified cost $3,082)		$12,441

Short-Term Investments — 6.7%
Affiliated Fund — 5.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(6)	11,392,030	$ 11,390,891
Total Affiliated Fund (identified cost $11,391,550)		$ 11,390,891
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(7)	3,005,859	$ 3,005,859
Total Securities Lending Collateral (identified cost $3,005,859)		$ 3,005,859

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(8)	$1,000	$ 988,758
Total U.S. Treasury Obligations (identified cost $993,808)		$ 988,758
Total Short-Term Investments (identified cost $15,391,217)		$ 15,385,508
Total Investments — 101.3% (identified cost $172,747,311)		$232,028,162

Other Assets, Less Liabilities — (1.3)%	$ (3,046,713)
Net Assets — 100.0%	$228,981,449

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $6,052,513 and the total market value of the collateral received by the Fund was $6,456,563, comprised of cash of $3,005,859 and U.S. government and/or agencies securities of $3,450,704.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $12,441, which represents less than 0.05% of the net assets of the Fund as of March 31, 2022.
(6)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	119	Long	6/17/22	$12,295,080	$542,345
					$542,345
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Flexion Therapeutics, Inc. CVR	11/22/21	2,313
GTx, Inc. CVR	6/10/19	117
Prevail Therapeutics, Inc. CVR	1/25/21	611
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Quantum Corp., Exp. 4/18/22	3/24/22	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $11,390,891, which represents 5.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$11,109,283	$7,555,265	$(7,272,403)	$(496)	$(758)	$11,390,891	$2,481	11,392,030
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$213,551,163(2)	$ —	$0	$213,551,163
Exchange-Traded Funds	3,079,050	—	—	3,079,050
Rights	0	37	12,404	12,441
Short-Term Investments:
Affiliated Fund	—	11,390,891	—	11,390,891
Securities Lending Collateral	3,005,859	—	—	3,005,859
U.S. Treasury Obligations	—	988,758	—	988,758
Total Investments	$219,636,072	$12,379,686	$12,404	$232,028,162
Futures Contracts	$542,345	$ —	$ —	$542,345
Total	$220,178,417	$12,379,686	$12,404	$232,570,507

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.